                                                        '33 ACT FILE NO. 33-7094
                                                       '40 ACT FILE NO. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]


                       POST-EFFECTIVE AMENDMENT NO. 37 [X]


                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 151 [X]

                        (CHECK APPROPRIATE BOX OR BOXES.)

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (NAME OF DEPOSITOR)


                   22 CORPORATE PLAZA, NEWPORT BEACH, CA 92660


         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100


                               RICHARD C. PEARSON
                            EXECUTIVE VICE PRESIDENT
                     METLIFE INVESTORS USA INSURANCE COMPANY
                   22 CORPORATE PLAZA, NEWPORT BEACH, CA 92660

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)


[ ]     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[X]     ON OCTOBER 16, 2001, PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
[ ]     ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24-F-2 NOTICE WAS FILED ON February 23, 2001.


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS

Item Number in Form N-4                            Caption in Prospectus
-----------------------                             ---------------------
1.      Cover Page                                  Cover Page

2.      Definitions                                 Glossary

3.      Synopsis of Highlights                      Summary of the Contract

4.      Condensed Financial Information             Condensed Financial Information;
                                                    Financial Information

5.      General Description of Registrant,          Description of MetLife Investors USA
        Depositor, and Portfolio Companies          Insurance Company, The Separate Account
                                                    and The Funds; Voting Rights; Servicing
                                                    Agent

6.      Deductions and Expenses                     Contract Charges

7.      General Description of Variable Annuity     Descriptions of the Contracts;
        Contracts                                   Accumulation Period; Annuity Benefits

8.      Annuity Period                              Annuity Benefits

9.      Death Benefit                               Death Benefits

10.     Purchases and Contract Value                Description of the Contracts;
                                                    Accumulation Period; Principal
                                                    Underwriter

11.     Redemptions                                 Accumulation Period

12.     Taxes                                       Federal Income Tax Status

13.     Legal Proceedings                           Legal Proceedings

14.     Table of Contents of the Statement of       Table of Contents of the Statement of
        Additional Information                      Additional Information


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.     Cover Page                                  Cover Page

16.     Table of Contents                           Table of Contents

17.     General Information and History             The Insurance Company; The Separate
                                                    Account: The Trust and The Funds

18.     Services                                    Servicing Agent; Safekeeping of
                                                    Securities; Independent Auditors

19.     Purchase of Securities Being Offered        Purchase of Securities Being Offered

20.     Underwriters                                Distributions of the Contracts

21.     Calculation of Performance Data             Calculation of Performance Data

22.     Annuity Payments                            Annuity Payments

23.     Financial Statements                        Financial Statements


                                     Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

Part A was filed in Post-Effective Amendment No. 36 to Form N-4 on May 1, 2001, and is incorporated herein by reference.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                (formerly Security First Life Insurance Company)

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                (formerly Security First Life Separate Account A)

        METLIFE INVESTORS USA INVESTOR'S CHOICE VARIABLE ANNUITY CONTRACTS

                        Supplement dated October 16, 2001

The following supplements or replaces certain information contained in the variable annuity prospectus:

1.   Met Investors Series Trust

On October 5, 2001, shareholders of the BlackRock U.S. Government Income Portfolio and the BlackRock Equity Portfolio of the Met Investors Series Trust (the "Trust") voted to approved an Agreement and Plan of Reorganization pursuant to which, effective October 16, 2001, these portfolios will be reorganized into the PIMCO Total Return Portfolio and the Met/Putnam Research Portfolio, respectively, of the Trust. As a result effective as of October 16, 2001, if you were invested in either the BlackRock U.S. Government Income Portfolio or the BlackRock Equity Portfolio you are now invested in the PIMCO Total Return Portfolio and/or the Met/Putnam Research Portfolio, respectively, of the Trust. Each of the new portfolios of the Trust shown below is available for investment under your contract.

2. The following is added to the Fee Tables and Examples - Met Investors Series Trust:

-------------------------------- -------------- ---------------
                                 PIMCO          Met/Putnam
                                 Total          Research
                                 Return         PORTFOLIO
                                    PORTFOLIO
-------------------------------- -------------- ---------------
MANAGEMENT FEE                   .41%           .62%
-------------------------------- -------------- ---------------
OTHER EXPENSES                   .24%           .23%
-------------------------------- -------------- ---------------
TOTAL ANNUAL EXPENSES            .65%           .85%
-------------------------------- -------------- ---------------

*Met Investors Advisory Corp. ("Investment Manager") and the Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations on February 12, 2001, the total annual portfolio expenses of certain Portfolios of the Trust will not exceed, in any year in which the Agreement is in effect, the following percentages: .65% for the PIMCO Total Return Portfolio and .85% for the Met/Putnam Research Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the Investment Manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001, are estimated to be:
0.99% for the PIMCO Total Return Portfolio, and 1.28% for the Met/Putnam
Research.

3.   The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                             Time         Periods
                  1 year     3 years      5 years      10 years
                  ------     -------      -------      --------
PIMCO             (a)$86     (a)$113      (a)$141         (a)$237
Total Return      (b)$21     (b)$64       (b)$110         (b)$237
Portfolio

Met/Putnam        (a)$87     (a)$119      (a)$151         (a)$257
Research          (b)$23     (b)$70       (b)$120         (b)$257
Portfolio

5.   The following is added to The Funds section of the Prospectus:


------------------------------------- ----------------------------------- -----------------------------------
PIMCO Total Return                    The portfolio seeks maximum         Pacific Investment
Portfolio                             total return, consistent with       Management Company LLC
                                      The preservation of capital and
                                      prudent investment management
------------------------------------- ----------------------------------- -----------------------------------
Met/Putnam Research                   The Portfolio seeks capital         Putnam Investment.
Portfolio                             appreciation.                       Management, LLC
------------------------------------- ----------------------------------- -----------------------------------

6. The address of MetLife Investors USA and of MetLife Investors Distribution Company has changed to 22 Corporate Plaza, Newport Beach, California, 92660

                                                      '33 Act File No. 33-7094

                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A

           ----------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------

                     METLIFE INVESTORS USA INSURANCE COMPANY


                                   October 16, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2001, and Supplemented on October 16, 2001 may be obtained without charge by writing to MetLife Investors USA Insurance Company, 22 Corporate Plaza, Newport Beach, California 92660 or by telephoning 1 (800) 848-3854.


135R2C

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company ("MetLife Investors USA" or the "Company") changed its name to its present name as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, MetLife Investors USA will continue to use its prior name, Security First Life Insurance Company, until the new name is approved. MetLife Investors USA is a wholly owned subsidiary of MetLife Investors Group (MLIG), previously known as Security First Group, Inc. MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company.

THE SEPARATE ACCOUNT

The MetLife Investors USA Separate Account A, (formerly Security First Life Separate Account A)("Separate Account") presently funds the Contracts described in this Prospectus and individual and group variable annuity contracts on Forms SF 135PB2, SF 135R2C, SF 137, SF 224FL, SF 226R1, SF 230, SF 234, SF 236FL and
SF 1700. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contracts.


Amounts allocated to the Separate Account under the Contracts are invested in the securities of seventeen Funds: (i) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Investments Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (iii) the PIMCO Total Return Portfolio, the Met/Putman Research Portfolio, the J.P. Morgan Quality Bond Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust; and (iv) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, twelve Of which are offered under the Contracts: Series FM (Money Market Portfolio), Series FE (Equity-Income Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series SU (PIMCO Total Return Portfolio), Series SV (Met/Putman Research Portfolio), Series B (J.P. Morgan Quality Bond Portfolio), Series G (Lord Abbett Growth and Income Portfolio), Series AS (Small Capitalization Portfolio), Series JM (Janus Mid Cap Portfolio), series PL (Putnam Large Cap Growth Portfolio), Series PI (Putnam International Stock Portfolio), Series R2 (Russell 2000 Index Portfolio), and Series LH (Loomis Sayles High Yield Bond Portfolio).


NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------
YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946 - 1965                            AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------

Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

MetLife Investors USA is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, MetLife Investors USA will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by MetLife Investors USA will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with MetLife Investors USA, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

MetLife Investors USA is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide MetLife Investors USA (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors Distribution Company, formerly Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to MetLife Investors Distribution Company.

CALCULATION OF PERFORMANCE DATA

a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 2000, was 5.03%. This yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 2000, was 5.15%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)/\(365/7) - 1.

b. Other Series. The average annual total return as of December 31, 2000, of the other Series in the Separate Account are as follows:

                                 Average Annual Total Returns
                                 ----------------------------  Inception
                        1 year   3 years   5 years  10 years   to Date
                        -------  --------  --------  --------  ---------

Growth Portfolio        -12.22%   17.86%    17.72%     N/A       16.59%
                                                                (6/1/93)

Overseas Portfolio      -20.24%    7.65%     8.96%     N/A        8.56%
                                                                (7/1/93)

Asset Manager Portfolio  -5.26%    5.60%     9.68%     N/A        8.75%
                                                                (6/1/93)

Index 500 Portfolio     -10.56%   10.40%    16.40%     N/A       16.10%
                                                                (8/1/93)

Equity-Income Portfolio   6.95%    7.28%    12.00%     N/A       14.33%
                                                                (3/31/95)

Contrafund Portfolio     -7.92%   13.10%    16.26%     N/A       18.81%
                                                                (3/31/95)

J.P. Morgan               7.78%    3.16%     3.71%     5.46%      5.54%
Quality Bond Portfolio                                          (8/1/87)

Lord Abbett               8.50%    8.15%    13.79%     13.79%    11.23%
Growth & Income                                                 (4/1/87)
Portfolio



Small Capitalization    -28.23%    4.98%     5.52%     N/A        9.97%
Portfolio                                                       (3/31/95)

Large Cap                 N/A       N/A      N/A       N/A      -29.18%
Growth Portfolio                                                (6/20/00)

International Stock       N/A       N/A      N/A       N/A      -11.03%
Portfolio                                                       (6/20/00)

Mid Cap Portfolio         N/A       N/A      N/A       N/A      -33.09%
                                                                (6/20/00)

Russell 2000 Index        N/A       N/A      N/A       N/A       -8.26%
Portfolio                                                       (6/20/00)

High Yield Bond           N/A       N/A      N/A       N/A       -4.32%
Portfolio                                                       (6/20/00)

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

Where:

     P     =    a hypothetical initial payment of $1,000
     T     =    average annual total return
     n     =    number of years
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.


Certain expenses of Index 500 Portfolio have been reimbursed by its investment adviser. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.


VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct MetLife Investors USA with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between MetLife Investors USA and MLIG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. MLIG performs substantially all of the recordkeeping and administrative services for the Separate Account. MetLife Investors USA has paid fees to MLIG for these services.

EXPERTS


The financial statements of MetLife Investors USAthe Company as of December 31, 2000 and 1999 and for the years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 180 N. Stetson, Chicago, Illinois 60601.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036.

REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                                                        '33 Act File No. 33-7094

                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A

           ----------------------------------------------------------

            THE METLIFE INVESTORS USA INVESTORS CHOICE CDA VARIABLE

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------

                     METLIFE INVESTORS USA INSURANCE COMPANY


                                October 16, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2001, and Supplemented on October 16, 2001 may be obtained without charge by writing to MetLife Investors USA Insurance Company, 22 Corporate Plaza, Newport Beach, California 92660 or by telephoning 1 (800) 848-3854.


135 CDA

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company ("MetLife Investors USA" or the "Company") changed its name to its present name as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, MetLife Investors USA will continue to use its prior name, Security First Life Insurance Company, until the new name is approved. MetLife Investors USA is a wholly owned subsidiary of MetLife Investors Group (MLIG), previously known as Security First Group, Inc. MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company.

THE SEPARATE ACCOUNT

The MetLife Investors USA Separate Account A, (formerly Security First Life Separate Account A)("Separate Account") presently funds the Contracts described in this Prospectus and individual and group variable annuity contracts on Forms SF 135PB2, SF 135R2C, SF 137, SF 224FL, SF 226R1, SF 230, SF 234, SF 236FL and
SF 1700. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contracts.


Amounts allocated to the Separate Account under the Contracts are invested in the securities of seventeen Funds: (i) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Investments Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (iii) the PIMCO Total Return Portfolio, the Met/Putman Research Portfolio, the J.P. Morgan Quality Bond Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust; and (iv) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, twelve Of which are offered under the Contracts: Series FM (Money Market Portfolio), Series FE (Equity-Income Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series SU (PIMCO Total Return Portfolio), Series SV (Met/Putman Research Portfolio), Series B (J.P. Morgan Quality Bond Portfolio), Series G (Lord Abbett Growth and Income Portfolio), Series AS (Small Capitalization Portfolio), Series JM (Janus Mid Cap Portfolio), series PL (Putnam Large Cap Growth Portfolio), Series PI (Putnam International Stock Portfolio), Series R2 (Russell 2000 Index Portfolio), and Series LH (Loomis Sayles High Yield Bond Portfolio).


NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------
YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946 - 1965                            AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------

Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

MetLife Investors USA is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, MetLife Investors USA will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by MetLife Investors USA will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with MetLife Investors USA, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

MetLife Investors USA is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide MetLife Investors USA (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors Distribution Company, formerly Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to MetLife Investors Distribution Company.

CALCULATION OF PERFORMANCE DATA

a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 2000, was 5.03%. This yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 2000, was 5.15%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)/\(365/7) - 1.

b. Other Series. The average annual total return as of December 31, 2000, of the other Series in the Separate Account are as follows:

                                 Average Annual Total Returns
                                 ----------------------------  Inception
                        1 year   3 years   5 years  10 years   to Date
                        -------  --------  --------  --------  ---------

Growth Portfolio        -12.22%   17.72%     N/A      N/A       16.59%
                                                               (6/1/93)

Overseas Portfolio      -20.24%    7.65%    8.96%     N/A        8.56%
                                                               (7/1/93)

Asset Manager Portfolio  -5.26%    5.60%    9.68%     N/A        8.75%
                                                               (6/1/93)

Index 500 Portfolio     -10.56%   10.40%   16.40%     N/A       16.10%
                                                               (8/1/93)

Equity-Income Portfolio   6.95%    7.28%   12.00%     N/A       14.33%
                                                               (3/31/95)

Contrafund Portfolio     -7.92%   13.10%   16.26%     N/A       18.81%
                                                               (3/31/95)

J.P. Morgan               7.78%    3.16%    3.71%     5.46%      5.54%
Quality Bond Portfolio                                         (8/1/87)

Lord Abbett               8.50%    8.15%   13.79%     13.79%    11.23%
Growth & Income                                                (4/1/87)
Portfolio



Small Capitalization    -28.23%    4.98%    5.52%     N/A        9.97%
Portfolio                                                      (3/31/95)

Large Cap                 N/A       N/A      N/A      N/A      -29.18%
Growth Portfolio                                               (6/20/00)

International Stock       N/A       N/A      N/A      N/A      -11.03%
Portfolio                                                      (6/20/00)

Mid Cap Portfolio         N/A       N/A      N/A      N/A      -33.09%
                                                               (6/20/00)

Russell 2000 Index        N/A       N/A      N/A      N/A       -8.26%
Portfolio                                                      (6/20/00)

High Yield Bond           N/A       N/A      N/A      N/A       -4.32%
Portfolio                                                      (6/20/00)

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

Where:

     P     =    a hypothetical initial payment of $1,000
     T     =    average annual total return
     n     =    number of years
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.


Certain expenses of Index 500 Portfolio have been reimbursed by its investment adviser. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.


VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct MetLife Investors USA with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between MetLife Investors USA and MLIG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. MLIG performs substantially all of the recordkeeping and administrative services for the Separate Account. MetLife Investors USA has paid fees to MLIG for these services.

EXPERTS


The financial statements of MetLife Investors USAthe Company as of December 31, 2000 and 1999 and for the years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 180 N. Stetson, Chicago, Illinois 60601.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036.

REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

'33 Act File No. 33-7094

                                  STATEMENT OF

                             ADDITIONAL INFORMATION

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A

          ------------------------------------------------------------

       METLIFE INVESTORS USA CAPITAL STRATEGIST VARIABLE ANNUITY CONTRACTS

          ------------------------------------------------------------

                     METLIFE INVESTORS USA INSURANCE COMPANY


                                October 16, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2001, and Supplemented on October 16, 2001 may be obtained without charge by writing to MetLife Investors USA Insurance Company, 22 Corporate Plaza, Newport Beach, California 92660 or by telephoning 1 (800)848-3854.


135PB2

                                TABLE OF CONTENTS

                                                         Page
-------------------------------------------------------------

The Insurance Company                                     3

The Separate Account                                      3

Net Investment Factor                                     3

Annuity Payments                                          4

Additional Federal Income Tax Information                 6

Obtaining Tax Advice                                      7

Underwriters, Distribution of the Contracts               7

Calculation of Performance Data                           7

Voting Rights                                             9

Safekeeping of Securities                                 9

Servicing Agent                                           9

Independent Auditors                                     10

Legal Matters                                            10

State Regulation of MetLife Investors USA                10

Financial Statements                                     10

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company ("MetLife Investors USA" or the "Company") changed its name to its present name as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, MetLife Investors USA will continue to use its prior name, Security First Life Insurance Company, until the new name is approved. MetLife Investors USA is a wholly owned subsidiary of MetLife Investors Group (MLIG), previously known as Security First Group, Inc. MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company.

THE SEPARATE ACCOUNT

The MetLife Investors USA Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and individual and group variable annuity contracts on Forms SF1700, SF135 R2C, SF 137, SF 226R1, SF 230, SF 234 and SF 236. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described variable annuity contracts.


Amounts allocated to the Separate Account under the Contracts are invested in the securities of SEVENTEEN FUNDS: (i) THE FEDERATED EQUITY INCOME FUND II, FEDERATED AMERICAN LEADERS FUND II, FEDERATED GROWTH STRATEGY FUND II, AND FEDERATED HIGH INCOME BOND FUND II OF THE FEDERATED INSURANCE SERIES; (ii) AIM V.I. BALANCED FUND, AIM V.I. CAPITAL APPRECIATION FUND, AIM V.I. VALUE FUND, AND AIM V.I. INTERNATIONAL EQUITY FUND OF THE AIM VARIABLE INSURANCE FUNDS; (iii) OPPENHEIMER STRATEGIC BOND FUND/VA, OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA, OPENHEIMER SMALL CAP GROWTH FUND/VA, AND OPPENHEIMER MONEY FUND/VA OF THE OPPENHEIMER VARIABLE ACCOUNTS FUNDS; (iv) GROWTH PORTFOLIO OF THE FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND; (v) INDEX 500 PORTFOLIO OF THE FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II; (vi MET/PUTMAN RESEARCH PORTFOLIO AND PIMCO TOTAL RETURN PORTFOLIO OF MET INVESTORS SERIES TRUST; AND (vii) VAN KAMPEN STRATEGIC STOCK PORTFOLIO OF THE VAN KAMPEN LIFE INVESTMENT TRUST.

The Separate Account is divided into a number of Series of Accumulation and Annuity Units, seventeen of which are offered under the Contracts: (i) the Federated Equity Income Fund II, Federated American Leaders Fund II, Federated Growth Strategy Fund II, and Federated High Income Bond Fund II of the Federated Insurance Series; (ii) AIM V.I. Balanced Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Value Fund, and AIM V.I. International Equity fund of the AIM Variable Insurance Funds; (iii) Oppenheimer Small Cap Growth Fund/VA, Oppenheimer Strategic Bond Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, and Oppenheimer Money Fund/VA of the Oppenheimer Variable Accounts Funds; (iv) Growth Portfolio of the Fidelity Investments Variable Insurance Products Fund; (v) Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (vi) Met/Putman Research Portfolio and PIMCO Total Return Portfolio of the Met Investors Series Trust; and (vii) Van Kampen Strategic Stock Portfolio of the Van Kampen Life Investment Trust.


NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series is invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding

Business Day and then subtracting from the result the daily factors for administration fees, mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------
YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946 - 1965                            AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------

Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

MetLife Investors USA is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, MetLife Investors USA will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by MetLife Investors USA will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with MetLife Investors USA, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

MetLife Investors USA is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide MetLife Investors USA (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the Prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors Distribution Company, formerly Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to MetLife Investors Distribution Company.

CALCULATION OF PERFORMANCE DATA

a. Money Fund. The historical yield of the Money Fund of the Separate Account for the seven-day period ended December 31, 2000, was 5.03. This yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre- existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Fund of the Separate Account for the seven-day period ended December 31, 2000, was 5.15. This effective yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)/\(365/7) - 1.

b. Other Series. The hypothetical average annual total return as of December 31, 2000, of the other Series in the Separate Account that fund the Contracts are as follows:

                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                                Inception
                               1 year      3 years     5 years     10 years      to date
                               ------      -------     -------     --------     ---------

AIM V.I. Capital               -12.16%       N/A         N/A          N/A          13.65%
Appreciation                                                                     (8/31/99)
Fund

AIM V.I.                        -5.55%       N/A         N/A          N/A           6.09%
Balanced Fund                                                                    (8/31/99)

AIM V.I. Value                 -15.84%       N/A         N/A          N/A          -1.44%
Fund                                                                             (8/31/99)

AIM V.I.                       -27.45%       N/A         N/A          N/A           3.97%
International                                                                    (8/31/99)
Equity Fund

Federated Equity               -12.45%       N/A         N/A          N/A          -3.39%
Income Fund II                                                                   (8/31/99)

Federated High                 -10.29%       N/A         N/A          N/A          -7.41%
Income Bond                                                                      (8/31/99)
Fund II

Federated                         .96%       N/A         N/A          N/A          -1.12%
American                                                                         (8/31/99)
Leaders Fund II

Federated Growth                71.02%     35.61%        N/A          N/A          31.92%
Strategy Fund II                                                                 (11/1/95)

Oppenheimer                     45.16%       N/A         N/A          N/A          21.34%
Small Cap                                                                         (5/1/98)
Growth Fund

Oppenheimer                    -10.08%       N/A         N/A          N/A          -3.06%
Main Street                                                                      (8/31/99)
Growth &
Income Fund VA

Oppenheimer                      4.49%       N/A         N/A          N/A           4.42%
Money Fund/VA                                                                    (8/31/99)

Oppenheimer                      4.62%       N/A         N/A          N/A           3.58%
Strategic Bond                                                                   (8/31/99)
Fund/VA

Growth Portfolio               -12.22%     17.86%      17.72%         N/A          16.59%
                                                                                  (6/1/93)

Index 500 Portfolio            -10.56%      10.4%       16.4%         N/A          15.78%
                                                                                  (7/1/93)


Van Kampen                       6.65%       N/A         N/A          N/A           -3.8%
Strategic Stock                                                                  (8/31/99)
Portfolio

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the formula:

                                 P(1+T)(n) = ERV

Where:

          P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns takes into consideration recurring charges. It does not include any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

Several Fund advisors have agreements to waive a portion of their fees or to reimburse the series for certain operating expenses. See the Fund Prospectuses and Statements of Additional Information for specific details. Fee waivers and reimbursement of expenses to a series increase average total returns, and repayment of such reimbursements reduces these returns.

Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct MetLife Investors USA with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between MetLife Investors USA and MLIG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. MLIG performs substantially all of the recordkeeping and administrative services for the Separate Account. MetLife Investors USA has paid fees to MLIG for these services.

EXPERTS


The financial statements of MetLife Investors USA the Company as of December 31, 2000 and 1999 and for the years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 180 N. Stetson, Chicago, Illinois 60601.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036.

STATE REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA.

In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

Financial Statements as of and for the
Year Ended December 31, 2000 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


Board of Directors
   Security First Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Security First Life Separate Account A (the "Separate Account") Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC, FE, NG, NP, JW, MFSG, MFSR, MFSD, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, VKS, JM, RI, LS, PL, and PI as of December 31, 2000 and the related statements of operations for the year then ended (as to Series MFSD, JM, RI, LS, PL, and PI, for the period from commencement of operations through December 31, 2000) and statements of changes in net assets for the periods ended December 31, 2000 and 1999 (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Series constituting the Security First Life Separate Account A as of December 31, 2000, and the results of its operations for the year then ended (as to Series MFSD, JM, RI, LS, PL, and PI, for the period from commencement of operations through December 31, 2000) and the changes in their net assets for the periods ended December 31, 2000 and 1999 (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999), in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Los Angeles, California
March 14, 2001


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments

  Security First Trust - Bond Series
    (6,243,169 shares at net asset value of
    $3.80 per share; cost $24,718,303)                $  23,716,229

  Security First Trust - T. Rowe Price Growth and
    Income Series (22,614,070 shares at net asset
    value of $16.02 per share; cost $351,304,892)                     $ 362,197,796

  T. Rowe Price Growth Stock Fund, Inc. (3,848,449
    shares at net asset value of $27.20 per share;
    cost $111,607,307)                                                                $ 104,677,824

  T. Rowe Price Prime Reserve Fund, Inc. (1,153,090
    shares at net asset value of $1.00 per share;
    cost $1,153,090)                                                                                  $   1,153,090

  T. Rowe Price International Stock Fund, Inc.
    (991,371 shares at net asset value of $14.52
    per share; cost $14,829,428)                                                                                      $  14,394,711


Receivable from Security First Life Insurance
  Company for purchases                                      17,967         381,432          93,493                          32,978

Other assets                                                  2,000           1,572
                                                      --------------  --------------  --------------  --------------  --------------
                                     TOTAL ASSETS        23,736,196     362,580,800     104,771,317       1,153,090      14,427,689
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

  Payable to Security First Life Insurance Company
     for mortality and expense risk                   $      24,040   $     340,201   $      74,599   $         760   $      10,100

  Payable to Security First Life Insurance Company
     for redemptions                                          1,585          32,635             507               3           8,141

  Payable to Mutual Funds                                    19,028         384,849
                                                      --------------  --------------  --------------  --------------  --------------
                                TOTAL LIABILITIES            44,653         757,685          75,106             763          18,241
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

NET ASSETS CONSIST OF:

     Cost to Investors
        Series  B  Accumulation Units                 $  24,693,617
        Series  G  Accumulation Units                                 $ 350,930,211
        Series  T  Accumulation Units                                                 $ 111,625,694
        Series  P  Accumulation Units                                                                 $   1,152,327
        Series  I  Accumulation Units                                                                                 $  14,844,165

     Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)       (1,002,074)     10,892,904      (6,929,483)                       (434,717)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                         Series B        Series G        Series T        Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

     Dividends                                        $   1,506,353   $  35,555,075   $  20,083,961   $      65,296   $   1,164,305

     Other investment income (expense)                       (3,022)         64,754         (10,245)           (273)          2,612
                                                      --------------  --------------  --------------  --------------  --------------

                                                          1,503,331      35,619,829      20,073,716          65,023       1,166,917

EXPENSES

     Charges for mortality and expense risk                 299,104       4,025,526       1,018,495           9,943         156,605
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME         1,204,227      31,594,303      19,055,221          55,080       1,010,312


INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses)                    (356,294)     10,431,147       7,745,959                       1,662,149

     Change in unrealized appreciation (depreciation)
        on investments during the year                      913,349     (14,832,642)    (27,163,141)                     (6,030,559)
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)           557,055      (4,401,495)    (19,417,182)                     (4,368,410)
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $   1,761,282   $  27,192,808   $    (361,961)  $      55,080   $  (3,358,098)
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                         Series B        Series G        Series T         Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

     Net investment income                            $   1,204,227   $  31,594,303   $  19,055,221   $      55,080   $   1,010,312

     Realized investment gains (losses)                    (356,294)     10,431,147       7,745,959                       1,662,149

     Change in unrealized appreciation (depreciation)
        on investments during the year                      913,349     (14,832,642)    (27,163,141)                     (6,030,559)
                                                      --------------  --------------  --------------  --------------  --------------

     Increase (decrease) in net assets resulting
        from operations                                   1,761,282      27,192,808        (361,961)         55,080      (3,358,098)

Decrease in net assets resulting from
     capital unit transactions                           (3,227,828)    (25,333,957)    (20,992,177)        (11,126)     (5,623,260)
                                                      --------------  --------------  --------------  --------------  --------------

          TOTAL INCREASE (DECREASE) IN NET ASSETS        (1,466,546)      1,858,851     (21,354,138)         43,954      (8,981,358)

                  NET ASSETS AT BEGINNING OF YEAR        25,158,089     359,964,264     126,050,349       1,108,373      23,390,806
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                       Series B        Series G         Series T         Series P        Series I
                                                   --------------   --------------   --------------   --------------  --------------
OPERATIONS

     Net investment income                         $   1,099,561    $  18,067,235    $  16,855,914    $      36,732   $   1,049,676

     Realized investment gains                           109,245       12,235,449        5,120,118                          710,854

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                                (2,136,059)      (7,094,433)          69,326                        4,098,232
                                                   --------------   --------------   --------------   --------------  --------------

       Increase (decrease) in net assets
         resulting from operations                      (927,253)      23,208,251       22,045,358           36,732       5,858,762

Increase (decrease) in net assets
  resulting from capital unit transactions             2,851,209       26,965,828         (910,355)         266,189         (67,784)
                                                   --------------   --------------   --------------   --------------  --------------

                  TOTAL INCREASE IN NET ASSETS         1,923,956       50,174,079       21,135,003          302,921       5,790,978

               NET ASSETS AT BEGINNING OF YEAR        23,234,133      309,790,185      104,915,346          805,452      17,599,828
                                                   --------------   --------------   --------------   --------------  --------------

                     NET ASSETS AT END OF YEAR     $  25,158,089    $ 359,964,264    $ 126,050,349    $   1,108,373   $  23,390,806
                                                   ==============   ==============   ==============   ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                               Carrying      Unrealized
                                                                                Value        Appreciation        Cost
Series                    Name of Issue                         Shares         (Note A)     (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

   B    Security First Trust Bond Series -- capital shares      6,243,169   $  23,716,229   $  (1,002,074)  $   24,718,303

   G    Security First Trust T. Rowe Price Growth and
           Income Series -- capital shares                     22,614,070   $ 362,197,796   $  10,892,904   $  351,304,892

   T    T. Rowe Price Growth Stock Fund, Inc. --
           capital shares                                       3,848,449   $ 104,677,824   $  (6,929,483)  $  111,607,307

   P    T. Rowe Price Prime Reserve Fund, Inc. --
           capital shares                                       1,153,090   $   1,153,090                   $    1,153,089

   I    T. Rowe Price International Stock Fund, Inc. --
           capital shares                                         991,371   $  14,394,711   $    (434,717)  $   14,829,428


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
    Fidelity Investments -- VIP Asset Manager
      Portfolio (13,178,750 shares at net asset
      value of $16.00 per share; cost $216,894,460)   $ 210,860,004

    Fidelity Investments -- VIP Growth Portfolio
      (9,734,290 shares at net asset value of $43.65
      per share; cost $382,673,244)                                   $ 424,901,768

    Fidelity Investments -- VIP Index 500 Portfolio
      (1,998,727 shares at net asset value of $149.53
      per share; cost $256,481,716)                                                   $ 298,869,596

    Fidelity Investments -- VIP Overseas Portfolio
      (1,063,784 shares at net asset value of $19.99
      per share; cost $20,998,198)                                                                    $  21,265,044

    Fidelity Investments -- VIP Money Market Portfolio
      (32,585,537 shares at net asset value of $1.00
      per share; cost $32,585,537)                                                                                    $  32,585,537

Receivable from Security First Life Insurance Company
      for purchases                                         222,307         589,932         583,762           4,160          82,899

Other assets                                                  7,517          11,885
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS       211,089,828     425,503,585     299,453,358      21,269,204      32,668,436
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

    Payable to Security First Life Insurance Company
      for mortality and expense risk                  $     219,552   $     436,634   $     308,922   $      21,797   $      33,548

    Payable to Security First Life Insurance Company
      for redemptions                                        18,045          51,430          36,157           1,349          29,076

    Payable to Mutual Funds                                 223,917         570,721         483,404           4,582           8,836

    Other liabilities                                                                        83,590                          46,238
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES           461,514       1,058,785         912,073          27,728         117,698
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

    Cost to Investors
      Series FA Accumulation Units                    $ 216,662,770
      Series FG Accumulation Units                                    $ 382,216,276
      Series FI Accumulation Units                                                    $ 256,153,405
      Series FO Accumulation Units                                                                    $  20,974,630
      Series FM Accumulation Units                                                                                    $  32,550,738

    Accumulated undistributed income
      Net unrealized appreciation (depreciation)         (6,034,456)     42,228,524      42,387,880         266,846
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

    Dividends                                         $  23,779,387   $  50,225,628   $   4,364,384   $   2,574,035   $   2,040,284

    Other investment income (expense)                        41,476          (4,034)         30,918           7,385           3,995
                                                      --------------  --------------  --------------  --------------  --------------

                                                         23,820,863      50,221,594       4,395,302       2,581,420       2,044,279

EXPENSES

    Charges for mortality and expense risk                2,849,585       5,951,183       3,965,907         309,291         436,085
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME        20,971,278      44,270,411         429,395       2,272,129       1,608,194

INVESTMENT GAINS (LOSSES)

    Realized investment gains                               646,940      11,104,573       7,694,153         570,832

    Change in unrealized depreciation on
      investments during the year                       (33,078,510)   (113,850,063)    (41,938,395)     (8,192,260)
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES       (32,431,570)   (102,745,490)    (34,244,242)     (7,621,428)
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $ (11,460,292) $  (58,475,079)  $ (33,814,847)  $  (5,349,299)  $   1,608,194
                                                      ============== ===============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

    Net investment income                             $  20,971,278   $  44,270,411   $     429,395   $   2,272,129   $   1,608,194

    Realized investment gains                               646,940      11,104,573       7,694,153         570,832

    Change in unrealized depreciation on investments
      during the year                                   (33,078,510)   (113,850,063)    (41,938,395)     (8,192,260)
                                                      --------------  --------------  --------------  --------------  --------------

    Increase (decrease) in net assets resulting from
      operations                                        (11,460,292)    (58,475,079)    (33,814,847)     (5,349,299)      1,608,194


Increase (decrease) in net assets resulting from
      capital unit transactions                          (1,371,126)     32,650,992      27,978,745         606,834      (7,775,965)
                                                      --------------  --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS       (12,831,418)    (25,824,087)     (5,836,102)     (4,742,465)     (6,167,771)

                  NET ASSETS AT BEGINNING OF YEAR       223,459,732     450,268,887     304,377,387      25,983,941      38,718,509
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                            Series FA      Series FG      Series FI      Series FO      Series FM
                                                          -------------  -------------  -------------  -------------  -------------
OPERATIONS

    Net investment income                                 $ 11,314,738   $ 28,590,613   $    249,807   $    470,778   $  1,174,715

    Realized investment gains                                1,839,949      6,545,755      4,894,662        291,342

    Change in unrealized appreciation on
      investments during the year                            6,030,115     77,794,347     38,917,297      6,748,247
                                                          -------------  -------------  -------------  -------------  -------------

      Increase in net assets resulting
        from operations                                     19,184,802    112,930,715     44,061,766      7,510,367      1,174,715

Increase in net assets resulting from capital
  unit transactions                                         20,710,643     55,264,672     69,176,105        663,884      8,554,036
                                                          -------------  -------------  -------------  -------------  -------------

                       TOTAL INCREASE IN NET ASSETS         39,895,445    168,195,387    113,237,871      8,174,251      9,728,751

                    NET ASSETS AT BEGINNING OF YEAR        183,564,287    282,073,500    191,139,516     17,809,690     28,989,758
                                                          -------------  -------------  -------------  -------------  -------------

                          NET ASSETS AT END OF YEAR       $223,459,732   $450,268,887   $304,377,387   $ 25,983,941   $ 38,718,509
                                                          =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                                Value        Appreciation        Cost
Series                Name of Issue                            Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  FA    Fidelity Investments - VIP Asset Manager Portfolio
          -- capital shares                                    13,178,750   $ 210,860,004   $  (6,034,456)  $ 216,894,460

  FG    Fidelity Investments - VIP Growth Portfolio
          -- capital shares                                     9,734,290   $ 424,901,768   $  42,228,524   $ 382,673,244

  FI    Fidelity Investments - VIP Index 500 Portfolio
          -- capital shares                                     1,998,727   $ 298,869,596   $  42,387,880   $ 256,481,716

  FO    Fidelity Investments - VIP Overseas Portfolio
          -- capital shares                                     1,063,784   $  21,265,044   $     266,846   $  20,998,198

  FM    Fidelity Investments - VIP Money Market Portfolio
          -- capital shares                                    32,585,537   $  32,585,537                   $  32,585,537

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

  Security First Trust - U. S. Government
     Income Series (6,432,346 shares at
     net asset value of $5.14 per share;
     cost $33,564,036)                     $  33,084,190

  Security First Trust - Equity Series
     (7,549,558 shares at net asset value
     of $6.57 per share; cost $53,797,012)                $  49,576,690

  Alger American Small Capitalization
     Portfolio (3,143,666 shares at net
     asset value of $23.49 per share; cost
     $110,073,626)                                                       $  73,844,628

  Scudder International Portfolio
     (1,485,587 shares at net asset value
     of $14.26 per share; cost $23,233,084)                                             $  21,184,452

  Fidelity Investments - VIP Contrafund
     Portfolio (9,887,133 shares at net
     asset value of $23.74 per share; cost
     $211,610,157)                                                                                     $ 234,720,527

  Fidelity Investments - VIP Equity Income
     Portfolio (1,494,526 shares at net
     asset value of $25.52 per share; cost
     $34,855,907)                                                                                                     $  38,140,314


Receivable from Security First Life Insurance
     Company for purchases                         1,052          3,198        119,808         58,017        392,653          1,397

Other assets                                       2,400                        91,087                         8,585          2,707
                                           -------------- -------------- -------------- -------------- -------------- --------------

                            TOTAL ASSETS      33,087,642     49,579,888     74,055,523     21,242,469    235,121,765     38,144,418
                                           -------------- -------------- -------------- -------------- -------------- --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

     Payable to Security First Life
         Insurance Company for mortality
         and expense risk                  $      32,902  $      48,889  $      77,727  $      22,193  $     247,273  $      41,510

     Payable to Security First Life
         Insurance Company for redemptions         1,880          2,629          9,834          2,583         44,723          2,660

     Payable to Mutual Funds                       3,168            423        221,614         55,065        379,641          3,930

                                           -------------- -------------- -------------- -------------- -------------- --------------

                       TOTAL LIABILITIES          37,950         51,941        309,175         79,841        671,637         48,100
                                           -------------- -------------- -------------- -------------- -------------- --------------

                              NET ASSETS   $  33,049,692  $  49,527,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:

     Cost to Investors
         Series SU Accumulation Units      $  33,529,538
         Series SV Accumulation Units                     $   53,748,269
         Series AS Accumulation Units                                     $109,975,346
         Series SI Accumulation Units                                                    $ 23,211,260
         Series FC Accumulation Units                                                                  $ 211,339,758
         Series FE Accumulation Units                                                                                 $  34,811,911

     Accumulated undistributed income (loss)
         Net unrealized appreciation
           (depreciation)                       (479,846)    (4,220,322)   (36,228,998)    (2,048,632)    23,110,370      3,284,407
                                           -------------- -------------- -------------- -------------- -------------- --------------

   NET ASSETS APPLICABLE TO OUTSTANDING
                       UNITS OF CAPITAL    $  33,049,692  $  49,527,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME

     Dividends                             $   1,886,348  $   7,998,700  $  32,634,579  $   2,215,819  $  28,569,105  $   2,899,282

     Other investment income (expense)               217           (692)        12,716           (181)        27,817         15,354
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                               1,886,565      7,998,008     32,647,295      2,215,638     28,596,922      2,914,636

EXPENSES

     Charges for mortality and expense
       risk                                      406,578        709,890      1,212,709        283,777      3,130,744        505,172
                                           -------------- -------------- -------------- -------------- -------------- --------------

                  NET INVESTMENT INCOME        1,479,987      7,288,118     31,434,586      1,931,861     25,466,178      2,409,464

INVESTMENT GAINS (LOSSES)

     Realized investments gains (losses)        (165,056)     1,369,430       (260,395)       205,604      1,058,354        240,032

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                         2,281,008    (18,347,337)   (59,389,799)    (7,488,180)   (45,710,934)      (152,990)
                                           -------------- -------------- -------------- -------------- -------------- --------------

          NET INVESTMENT GAINS (LOSSES)        2,115,952    (16,977,907)   (59,650,194)    (7,282,576)   (44,652,580)        87,042
                                           -------------- -------------- -------------- -------------- -------------- --------------

      INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS    $   3,595,939  $  (9,689,789) $ (28,215,608) $  (5,350,715) $ (19,186,402) $   2,496,506
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

     Net investment income                 $   1,479,987  $   7,288,118  $  31,434,586  $   1,931,861  $  25,466,178  $   2,409,464

     Realized investment gains (losses)         (165,056)     1,369,430       (260,395)       205,604      1,058,354        240,032

     Change in unrealized appreciation
         (depreciation) on investments
         during the year                       2,281,008    (18,347,337)   (59,389,799)    (7,488,180)   (45,710,934)      (152,990)
                                           -------------- -------------- -------------- -------------- -------------- --------------

     Increase (decrease) in net assets
         resulting from operations             3,595,939     (9,689,789)   (28,215,608)    (5,350,715)   (19,186,402)     2,496,506

     Increase (decrease) in net assets
         resulting from capital unit
         transactions                         (2,737,852)    (4,161,595)    14,694,547      7,422,432     33,986,759       (912,631)
                                           -------------- -------------- -------------- -------------- -------------- --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS          858,087    (13,851,384)   (13,521,061)     2,071,717     14,800,357      1,583,875

        NET ASSETS AT BEGINNING OF YEAR       32,191,605     63,079,331     87,267,409     19,090,911    219,649,771     36,512,443
                                           -------------- -------------- -------------- -------------- -------------- --------------

              NET ASSETS AT END OF YEAR    $  33,049,692  $  49,227,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                              Series SU      Series SV      Series AS      Series SI      Series FC      Series FE
                                            -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS

     Net investment income                  $  1,423,038   $  1,343,358   $  6,601,016   $    912,181   $  3,550,255   $    983,163

     Realized investment gains                    54,787      2,002,168        454,345        142,518        916,728        456,712

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                        (2,770,882)     7,136,550     18,105,055      4,956,713     33,147,421        (25,221)
                                            -------------  -------------  -------------  -------------  -------------  -------------

       Increase (decrease) in net assets
         resulting from operations            (1,293,057)    10,482,076     25,160,416      6,011,412     37,614,404      1,414,654

Increase (decrease) in net assets
  resulting from capital unit
  transactions                                 (635,379)    (4,085,736)     5,738,963      3,642,268     43,076,409      5,391,237
                                            -------------  -------------  -------------  -------------  -------------  -------------

              TOTAL INCREASE (DECREASE)
                          IN NET ASSETS       (1,928,436)     6,396,340     30,899,379      9,653,680     80,690,813      6,805,891

       NET ASSETS AT BEGINNING OF YEAR        34,120,041     56,682,991     56,368,030      9,437,231    138,958,958     29,706,552
                                            -------------  -------------  -------------  -------------  -------------  -------------

             NET ASSETS AT END OF YEAR      $ 32,191,605   $ 63,079,331   $ 87,267,409   $ 19,090,911   $219,649,771   $ 36,512,443
                                            =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  SU    Security First Trust U.S.Government Series --
             capital shares                                    6,432,346    $  33,084,190   $    (479,846)  $  33,564,036

  SV    Security First Trust Equity Series --
             capital shares                                    7,549,558    $  49,576,690   $  (4,220,322)  $  53,797,012

  AS    Alger American Small Capitalization Portfolio --
             capital shares                                    3,143,666    $  73,844,628   $ (36,228,998)  $ 110,073,626

  SI    Scudder International Portfolio --
             capital shares                                    1,485,587    $  21,184,452   $  (2,048,632)  $  23,233,084

  FC    Fidelity Investments - VIP Contrafund Portfolio --
             capital shares                                    9,887,133    $ 234,720,527   $  23,110,370   $ 211,610,157

  FE    Fidelity Investments - VIP Equity Income Portfolio
             -- capital shares                                 1,494,526    $  38,140,314   $   3,284,407   $  34,855,907

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

     Neuberger & Berman Genesis Trust
         (73,741 shares at net asset value
         of $26.75 per share; cost
         $1,646,084)                       $   1,972,570

     Neuberger & Berman Partners Trust
         (90,663 shares at net asset value
         of $16.90 per share; cost
         $1,653,989)                                      $   1,532,199

     Janus Aspen Worldwide Growth Portfolio
         (306,633 shares at net asset value
         of $36.98 per share; cost
         $12,963,182)                                                    $  11,339,276

     MFS Growth With Income Series
         (6,229 shares at net asset value
         of $21.01 per shares; cost
         $130,702)                                                                      $     130,870

     MFS New Research Series (20,745 shares
         at net asset value of $20.80 per
         share; cost $477,830)                                                                         $     431,499

     MFS Discovery Series (29,617 shares
         at net asset value of $16.61 per
         share; cost $533,062)                                                                                        $     491,933

Receivable from Security First Life
     Insurance Company for purchases              11,824         10,492         71,116                           235            122
                                           -------------- -------------- -------------- -------------- -------------- --------------

                           TOTAL ASSETS        1,984,394      1,542,691     11,410,392        130,870        431,734        492,055
                                           -------------- -------------- -------------- -------------- -------------- --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

     Payable to Security First Life
         Insurance Company for mortality
         and expense risk                  $       1,298  $       1,040  $       8,140  $         143  $         465  $         515

     Payable to Security First Life
         Insurance Company                                                                         32             10

     Payable to Mutual Funds                                                    69,645                           345
                                           -------------- -------------- -------------- -------------- -------------- --------------

                      TOTAL LIABILITIES            1,298          1,040         77,785            175            820            515
                                           -------------- -------------- -------------- -------------- -------------- --------------

                             NET ASSETS    $  1,983,096   $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:

     Cost to Investors
         Series NG Accumulation Units      $   1,656,610
         Series NP Accumulation Units                     $   1,663,441
         Series JW Accumulation Units                                    $  12,956,513
         Series MFSG Accumulation Units                                                 $     130,527
         Series MFSR Accumulation Units                                                                $     477,245
         Series MFSD Accumulation Units                                                                               $     532,669

     Accumulated undistributed income (loss)
         Net unrealized appreciation
           (depreciation)                        326,486       (121,790)    (1,623,906)           168        (46,331)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------

   NET ASSETS APPLICABLE TO OUTSTANDING
                       UNITS OF CAPITAL    $  1,983,096   $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD*
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME

     Dividends                             $      72,729   $     93,911  $   1,062,264  $         685  $       4,341  $       3,222

     Other investment income (expense)             1,661          1,019          4,016           (165)            (3)           595
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                                  74,390         94,930      1,066,280            520          4,338          3,817

EXPENSES

     Charges for mortality and expense
       risk                                       12,254         13,715        104,528          1,113          2,594          3,983
                                           -------------- -------------- -------------- -------------- -------------- --------------

           NET INVESTMENT INCOME (LOSS)           62,136         81,215        961,752           (593)         1,744           (166)



INVESMENT GAINS  (LOSSES)

     Realized investment gains (losses)            5,984        (31,545)       104,451          1,002         (1,578)        (4,653)

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                           330,001        (62,514)    (3,468,611)          (254)       (46,905)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------

          NET INVESTMENT GAINS (LOSSES)          335,985        (94,059)    (3,364,160)           748        (48,483)       (45,782)
                                           -------------- -------------- -------------- -------------- -------------- --------------

      INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS    $     398,121  $     (12,844) $  (2,402,408) $         155  $     (46,739) $     (45,948)
                                           ============== ============== ============== ============== ============== ==============

* Series MFSD commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD*
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

     Net investment income (loss)          $      62,136  $      81,215  $     961,752  $        (593) $       1,744  $        (166)

     Realized investment gains (losses)            5,984        (31,545)       104,451          1,002         (1,578)        (4,653)

     Change in unrealized appreciation
        (depreciation) on investments
        during the period                        330,001        (62,514)    (3,468,611)          (254)       (46,905)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------


     Increase (decrease) in net assets
          resulting from operations              398,121        (12,844)    (2,402,408)           155        (46,739)       (45,948)

Increase (decrease) in net assets resulting
     from capital units transactions             470,312       (180,958)     8,316,465        120,088        462,730        537,488
                                           -------------- -------------- -------------- -------------- -------------- --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS          868,433       (193,802)     5,914,057        120,243        415,991        491,540

      NET ASSETS AT BEGINNING OF PERIOD        1,114,663      1,735,453      5,418,550         10,452         14,923
                                           -------------- -------------- -------------- -------------- -------------- --------------

            NET ASSETS AT END OF PERIOD    $   1,983,096  $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============

* Series MFSD commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                          Series NG       Series NP       Series JW     Series MFSG*    Series MFSR*
                                                        ------------    ------------    ------------    ------------    ------------
OPERATIONS

      Net investment income (loss)                      $    (4,084)    $   112,061     $   (24,901)    $       (11)    $        43

      Realized investment gains (losses)                    (43,186)          6,155          68,675                             253

      Change in unrealized appreciation
        (depreciation) on investments
        during the period                                    71,114         (18,909)      1,768,384             422             575
                                                        ------------    ------------    ------------    ------------    ------------

        Increase in net assets resulting
          from operations                                    23,844          99,307       1,812,158             411             871

Increase (decrease) in net assets resulting
  from capital unit transactions                            (44,802)        200,852       1,939,234          10,041          14,052
                                                        -----------     -----------     -----------     -----------     -----------

                   TOTAL INCREASE (DECREASE)
                     IN NET ASSETS                          (20,958)        300,159       3,751,392          10,452          14,923

          NET ASSETS AT BEGINNING OF PERIOD               1,135,621       1,435,294       1,667,158
                                                        -----------     -----------     -----------     -----------     -----------

                NET ASSETS AT END OF PERIOD             $ 1,114,663     $ 1,735,453     $ 5,418,550     $    10,452     $    14,923
                                                        ===========     ===========     ===========     ===========     ===========

*Series MFSG and MFSR commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 NG     Neuberger & Berman Genesis Trust -- capital shares     73,741       $   1,972,570   $     326,486   $   1,646,084

 NP     Neuberger & Berman Partners Trust -- capital shares   90,663       $   1,532,199   $    (121,790)  $   1,653,989

 JW     Janus Aspen Worldwide Growth Portfolio --
                capital shares                                306,633       $  11,339,276   $  (1,623,906)  $  12,963,182

MFSG    MFS Growth With Income Series -- capital shares         6,229       $     130,870   $         168   $     130,702

MFSR    MFS Research Series -- capital shares                  20,745       $     431,499   $     (46,331)  $     477,830

MFSD    MFS New Discovery Series -- capital shares             29,617       $     491,933   $     (41,129)  $     533,062


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments

       AIM VI Capital Appreciation Fund
           (29,217 shares at net asset value of
           $30.84 per share; cost $1,099,942)         $     901,043

       AIM VI Balanced Fund
           (97,815 shares at net asset value of
           $12.47 per share; cost $1,277,517)                         $   1,219,754

       AIM VI Value Fund
           (72,540 shares at net asset value of
           $27.31 per share; cost $2,346,490)                                         $   1,981,061

       AIM VI International Equity Fund
           (40,986 shares at net asset value of
           $20.12 per share; cost $1,035,600)                                                         $     824,642

Receivable from Security First Life Insurance
       company for purchases                                                     60                              47

                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           901,043       1,219,814       1,981,061         824,689
                                                      --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
LIABILITIES

       Payable to Security First Life Insurance
          Company for mortality and expense risk      $         995   $       1,323   $       2,159   $         893

       Payable to Security First Life Insurance
          Company                                                50               7             206              21
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES             1,045           1,330           2,365             914
                                                      --------------  --------------  --------------  --------------

                                       NET ASSETS     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
       Cost to Investors
           Series AC Accumulation Units               $   1,098,897
           Series AB Accumulation Units                               $   1,276,247
           Series AV Accumulation Units                                               $   2,344,125
           Series AI Accumulation Units                                                               $   1,034,733

       Accumulated undistributed loss
           Net unrealized depreciation                     (198,899)        (57,763)       (365,429)       (210,958)
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

       Dividends                                      $      25,292   $       2,241   $      89,883   $      55,125

       Other investment income                                4,547             379           3,798           2,267
                                                      --------------  --------------  --------------  --------------

                                                             29,839           2,620          93,681          57,392

EXPENSES

       Charges for mortality and expense risk                 6,916           8,903          16,508           6,359
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            22,923          (6,283)         77,173          51,033


INVESMENT GAINS  (LOSSES)

       Realized investment gains (losses)                       605           2,977         (12,117)        (17,984)

       Change in unrealized depreciation on
          investments during the year                      (201,205)        (67,022)       (374,013)       (213,779)
                                                      --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES          (200,600)        (64,045)       (386,130)       (231,763)
                                                      --------------  --------------  --------------  --------------

                 DECREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (177,677)  $     (70,328)  $    (308,957)  $    (180,730)
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
OPERATIONS

       Net investment income (loss)                   $      22,923   $      (6,283)  $      77,173   $      51,033

       Realized investment gains (losses)                       605           2,977         (12,117)        (17,984)

       Change in unrealized depreciation of
          investments during the year                      (201,205)        (67,022)       (374,013)       (213,779)
                                                      --------------  --------------  --------------  --------------

       Decrease in net assets resulting from
          operations                                       (177,677)        (70,328)       (308,957)       (180,730)

Increase in net assets resulting from
       capital units transactions                         1,054,942       1,175,770       2,063,523         969,452
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS           877,265       1,105,442       1,754,566         788,722

                  NET ASSETS AT BEGINNING OF YEAR            22,733         113,042         224,130          35,053
                                                      --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series AC*      Series AB*      Series AV*      Series AI*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

       Net investment income                          $         540   $       1,804   $       3,536   $       1,412

       Realized investment gains (losses)                                      (153)          4,557           1,530

       Change in unrealized appreciation on
         investments during the period                        2,307           9,259           8,584           2,822
                                                      --------------  --------------  --------------  --------------

         Increase in net assets resulting
           from operations                                    2,847          10,910          16,677           5,764

Increase in net assets resulting from capital
  unit transactions                                          19,886         102,132         207,453          29,289
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS            22,733         113,042         224,130          35,053

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $      22,733   $     113,042   $     224,130   $      35,053
                                                      ==============  ==============  ==============  ==============

*Series AC, AB, AV and AI commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

December 31, 2000

                                                                              Carrying
                                                                               Value          Unrealized         Cost
Series                   Name of Issue                         Shares         (Note A)       Depreciation      (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 AC     AIM VI Capital Appreciation Fund -- capital shares     29,217       $     901,043   $    (198,899)  $   1,099,942

 AB     AIM VI Balanced Fund -- capital shares                 97,815       $   1,219,754   $     (57,763)  $   1,277,517

 AV     AIM VI Value Fund -- capital shares                    72,540       $   1,981,061   $    (365,429)  $   2,346,490

 AI     AIM VI International Equity Fund -- capital shares     40,986       $     824,642   $    (210,958)  $   1,035,600

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments
      Federated Equity Income Fund II
        (29,638 shares at net asset value of
        $14.32 per share; cost $476,825)              $     424,415

      Federated High Income Bond Fund II
        (36,929 shares at net asset value of
        $8.46 per share; cost $343,009)                               $     312,419

      Federated American Leaders Fund II
        (43,813 shares at net asset value of
        $20.52 per share; cost $874,117)                                              $     899,049

      Federated Growth Strategies Fund II
        (13,370 shares at net asset value of
        $23.15 per share; cost $400,692)                                                              $     309,518


Receivable from Security First Life Insurance
     Company for purchases                                                                   20,845
                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           424,415         312,419         919,894         309,518
                                                      --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $         466   $         342   $         940   $         343

      Payable to Security First Life Insurance
          Company                                               122                              25              59

      Payable to Mutual fund                                                                 20,400
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               588             342          21,365             402
                                                      --------------  --------------  --------------  --------------

                                       NET ASSETS     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
        Series FDE Accumulation Units                 $     476,237
        Series FDH Accumulation Units                                 $     342,667
        Series FDA Accumulation Units                                                 $     873,597
        Series FDG Accumulation Units                                                                 $     400,290


      Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)          (52,410)        (30,590)         24,932         (91,174)
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $         821   $      11,366   $       8,842   $      24,805

      Other investment income (loss)                             14              91              45          (2,257)
                                                      --------------  --------------  --------------  --------------

                                                                835          11,457           8,887          22,548

EXPENSES

      Charges for mortality and expense risk                  2,857           2,908           5,918           4,675
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (2,022)          8,549           2,969          17,873


INVESMENT GAINS (LOSSES)

      Realized investment gains (losses)                        672          (2,256)            360          10,782

      Change in unrealized appreciation (depreciation)
          on investments during the year                    (54,964)        (30,891)         22,864        (125,287)
                                                      --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)           (54,292)        (33,147)         23,224        (114,505)
                                                      --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $     (56,314)  $     (24,598)  $      26,193   $     (96,632)
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $      (2,022)  $       8,549   $       2,969   $      17,873

      Realized investment gains (losses)                        672          (2,256)            360          10,782

      Change in unrealized appreciation
          (depreciation) on investments
          during the year                                   (54,964)        (30,891)         22,864        (125,287)
                                                      --------------  --------------  --------------  --------------

      Increase (decrease) in net assets
          resulting from operations                         (56,314)        (24,598)         26,193         (96,632)

Increase in net assets resulting from capital
     unit transactions                                      446,276         261,247         811,151         241,774
                                                      --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS           389,962         236,649         837,344         145,142

                  NET ASSETS AT BEGINNING OF YEAR            33,865          75,428          61,185         163,974
                                                      --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series FDE*     Series FDH*     Series FDA*     Series FDG*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $         (49)  $         110   $        (113)  $         (29)

      Realized investment gains                                                 215

      Change in unrealized appreciation
        on investments during the period                      2,553             301           2,068          34,114
                                                      --------------  --------------  --------------  --------------

        Increase in net assets resulting
          from operations                                     2,504             626           1,955          34,085

Increase in net assets resulting from capital
  unit transactions                                          31,361          74,802          59,230         129,889
                                                      --------------  --------------  --------------  --------------

                      TOTAL INCREASE IN NET ASSETS           33,865          75,428          61,185         163,974

                 NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------

                       NET ASSETS AT END OF PERIOD    $      33,865   $      75,428   $      61,185   $     163,974
                                                      ==============  ==============  ==============  ==============

*Series FDE, FDH, FDA and FDG commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 FDE    Federated Equity Income Fund II -- capital shares      29,638       $     424,415   $     (52,410)  $     476,825

 FDH    Federated High Income Bond Fund II -- capital shares   36,929       $     312,419   $     (30,590)  $     343,009

 FDA    Federated American Leaders Fund II -- capital shares   43,813       $     899,049   $      24,932   $     874,117

 FDG    Federated Growth Strategies Fund II -- capital shares  13,370       $     309,518   $     (91,174)  $     400,692

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
      Oppenheimer Bond Fund (28,192 shares at net
          asset value of $11.25 per share; cost
          $309,293)                                   $     317,161

      Oppenheimer Main Street Growth & Income Fund
          (92,733 shares at net asset value of
          $21.26 per share; cost $2,162,123)                          $   1,971,509

      Oppenheimer Money Fund (897,589 shares at net
          asset value of $1.00 per share; cost
          $897,589)                                                                   $    897,589

      Oppenheimer Strategic Bond Fund (40,259 shares
          at net asset value of $4.69 per share;
          cost $188,638)                                                                              $     188,816

      Oppenheimer Small Capital Growth Fund (11,066
          shares at net asset value of $11.09 per
          share; cost $136,294)                                                                                       $     122,732

Dividends receivable                                                                            772

Receivable from Security First Life Insurance
     Company for purchases                                                   27,749             199               3              42
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           317,161       1,999,258         898,560         188,819         122,774
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $         347   $       2,114   $         974   $          197  $         133

      Payable to Security First Life Insurance
          Company for redemptions                                 6              44             474                8

      Payable to Mutual Funds                                                27,200
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               353          29,358           1,448              205            133
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
          Series OB Accumulation Units                $     308,940
          Series OG Accumulation Units                                $   2,160,514
          Series OM Accumulation Units                                                $     897,112
          Series OS Accumulation Units                                                                $     188,436
          Series OSM Accumulation Units                                                                               $     136,203

      Accumulated undistributed income (loss)
          Net unrealized appreciation (depreciation)          7,868        (190,614)                            178         (13,562)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $       2,513   $      23,921   $      56,613   $       1,844   $       3,055

      Other investment income (expense)                        (322)          1,852           2,239             (33)           (418)
                                                      --------------  --------------  --------------  --------------  --------------

                                                              2,191          25,773          58,852           1,811           2,637

EXPENSES

      Charges for mortality and expense risk                  1,830          15,226          13,740           1,039           1,379
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME               361          10,547          45,112             772           1,258



INVESMENT GAINS (LOSSES)

      Realized investment losses                               (672)           (622)                           (819)         (7,243)

      Change in unrealized appreciation
          (depreciation) on investments during
          the year                                            7,876        (198,880)                            150         (21,812)
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)             7,204        (199,502)                           (669)        (29,055)
                                                      --------------  --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $       7,565   $    (188,955)  $      45,112   $         103   $     (27,797)
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income                           $         361   $      10,547   $      45,112   $         772   $       1,258

      Realized investment losses                               (672)           (622)                           (819)         (7,243)

      Change in unrealized appreciation
          (depreciation) on investments during
          the year                                            7,876        (198,880)                            150         (21,812)
                                                      --------------  --------------  --------------  --------------  --------------

      Increase (decrease) in net assets resulting
          from operations                                     7,565        (188,955)         45,112             103         (27,797)

Increase in net assets resulting from capital unit
      transactions                                          301,247       2,012,482         483,908         175,773         101,350
                                                      --------------  --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS           308,812       1,823,527         529,020         175,876          73,553

                  NET ASSETS AT BEGINNING OF YEAR             7,996         146,373         368,092          12,738          49,088
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                           Series OB*      Series OG*      Series OM*     Series OS*     Series OSM*
                                                           ----------      ----------      ----------     ----------     ----------
OPERATIONS

      Net investment income (loss)                         $      (5)      $    (115)      $   4,098      $      48      $   2,521

      Realized investment gains (losses)                         (13)            317                             57          1,183

      Change in unrealized appreciation
        (depreciation) on investments
        during the period                                         (8)          8,267                             28          8,250
                                                           ----------      ----------      ----------     ----------     ----------

        Increase (decrease) in net assets
          resulting from  operations                             (26)          8,469           4,098            133         11,954

Increase in net assets resulting from capital
  unit transactions                                            8,022         137,904         363,994         12,605         37,134
                                                           ----------      ----------      ----------     ----------     ----------

                   TOTAL INCREASE IN NET ASSETS                7,996         146,373         368,092         12,738         49,088

              NET ASSETS AT BEGINNING OF PERIOD
                                                           ----------      ----------      ----------     ----------     ----------

                    NET ASSETS AT END OF PERIOD            $   7,996       $ 146,373       $ 368,092      $  12,738      $  49,088
                                                           ==========      ==========      ==========     ==========     ==========

*Series OB, OG, OM, OS and OSM commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 OB     Oppenheimer Bond Fund -- capital shares                    28,192   $     317,161   $       7,868   $     309,293

 OG     Oppenheimer Main Street Growth & Income Fund --
               capital shares                                      92,733   $   1,971,509   $    (190,614)  $   2,162,123

 OM     Oppenheimer Money Fund -- capital shares                  897,589   $     897,589                   $     897,589

 OS     Oppenheimer Strategic Bond Fund -- capital shares          40,259   $     188,816   $         178   $     188,638

 OSM    Oppenheimer Small Capital Growth Fund -- capital shares    11,066   $     122,732   $     (13,562)  $     136,294

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
ASSETS

Investments
     Van Kampen Emerging Growth Portfolio
       (21,295 shares at net asset value of
       $41.44 per share; cost $1,090,776)             $     882,458

     Van Kampen Enterprise Portfolio
       (9,833 shares at net asset value of
       $20.28 per share; cost $245,717)                               $     199,421

     Van Kampen Strategic Stock Fund
       (10,007 shares at net asset value of
       $11.96 per share; cost $105,275)                                               $     119,679

Receivable from Security First Life Insurance
     Company for purchases                                      145          20,711
                                                      --------------  --------------  --------------

                                     TOTAL ASSETS           882,603         220,132         119,679
                                                      --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
LIABILITIES

     Payable to Security First Life Insurance
          Company for mortality and expense risk      $         983   $         199   $         135

     Payable to Security First Life Insurance
          Company for redemptions                                30               3               3

     Payable to Mutual Funds                                                 20,400
                                                      --------------  --------------  --------------

                                TOTAL LIABILITIES             1,013          20,602             138
                                                      --------------  --------------  --------------

                                       NET ASSETS     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============
NET ASSETS CONSIST OF:

     Cost to Investors
        Series VKEM Accumulation Units                $   1,089,908
        Series VKER Accumulation Units                                $     245,826
        Series VKS Accumulation Units                                                 $     105,137


     Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)         (208,318)        (46,296)         14,404
                                                      --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
INVESTMENT INCOME

     Dividends                                        $         345   $       5,927   $         748

     Other investment income (expense)                        2,901           1,378            (390)
                                                      --------------  --------------  --------------

                                                              3,246           7,305             358

EXPENSES

     Charges for mortality and expense risk                   7,327           1,839             865
                                                      --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (4,081)          5,466            (507)


INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses)                      (5,909)         (1,455)          2,027

     Change in unrealized appreciation (depreciation)
          on investments during the year                   (209,548)        (46,296)         14,426
                                                      --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)          (215,457)        (47,751)         16,453
                                                      --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (219,538)  $     (42,285)  $      15,946
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
OPERATIONS

     Net investment income (loss)                     $      (4,081)  $       5,466   $        (507)

     Realized investment gains (losses)                      (5,909)         (1,455)          2,027

     Change in unrealized appreciation (depreciation)
          on investments during the year                   (209,548)        (46,296)         14,426
                                                      --------------  --------------  --------------

       Increase (decrease) in net assets resulting
         from operations                                   (219,538)        (42,285)         15,946

     Increase in net assets resulting from capital
          unit transactions                               1,086,466         239,780         100,613
                                                      --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS           866,928         197,495         116,559

                  NET ASSETS AT BEGINNING OF YEAR            14,662           2,035           2,982
                                                      --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
OPERATIONS

     Net investment income (loss)                     $         125   $          11   $          (4)

     Realized investment gains                                                   20

     Change in unrealized appreciation
       (depreciation) on investments
       during the period                                      1,230                             (23)
                                                      --------------  --------------  --------------

       Increase (decrease) in net assets
         resulting from operations                            1,355              31             (27)

Increase in net assets resulting from capital
  unit transactions                                          13,307           2,004           3,009
                                                      --------------  --------------  --------------

                  TOTAL INCREASE IN NET ASSETS               14,662           2,035           2,982

             NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------

                   NET ASSETS AT END OF PERIOD        $      14,662   $       2,035   $       2,982
                                                      ==============  ==============  ==============

*Series VKEM, VKER, and VKS commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

VKEM    Van Kampen Emerging Growth Portfolio --
          capital shares                                       21,295       $     882,458   $    (208,318)  $   1,090,776

VKER    Van Kampen Enterprise Portfolio --
          capital shares                                        9,833       $     199,421   $     (46,296)  $     245,717

VKS     Van Kampen Strategic Stock Fund -- capital shares      10,007       $     119,679   $      14,404   $     105,275

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series JM       Series RI       Series LS       Series PL       Series PI
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
     Metropolitan Series Fund - Janus Midcap Fund
          (46,602 shares at net asset value of
          $23.39 per share; cost $1,516,229)          $   1,090,012

     Metropolitan Series Fund - Russell 2000 Index
          Fund (17,818 shares at net asset value
          of $10.37 per share; cost $218,939)                         $     184,769

     Metropolitan Series Fund - Loomis Sayles High
          Yield Fund (3,559 shares at net asset
          value of $9.00 per share; cost $33,316)                                     $      32,034

     Metropolitan Series Fund - Putnam Large Cap
          Fund (41,872 shares at net asset value
          of $7.30 per share; cost $408,719)                                                          $     305,666

     Metropolitan Series Fund - Putnam International
          Stock Fund (17,201 shares at net asset
          value of $12.39 per share; cost $222,632)                                                                   $     213,123

Receivable from Security First Life Insurance
     Company for purchases                                    1,289                               7             952              60

Other assets                                                  2,823
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS         1,094,124         184,769          32,041         306,618         213,183
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series JM       Series RI       Series LS       Series PL       Series PI
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $       3,767   $         583   $         107   $       1,062   $         645

      Payable to Security First Life Insurance
          Company for redemptions                                86             373                              54              93

      Payable to Mutual Funds                                 2,823
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES             6,676             956             107           1,116             738
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
         Series JM Accumulation Units                 $   1,513,665
         Series RI Accumulation Units                                 $     217,983
         Series LS Accumulation Units                                                 $      33,216
         Series PL Accumulation Units                                                                 $     408,555
         Series PI Accumulation Units                                                                                 $     221,954

      Accumulated undistributed loss
         Net unrealized depreciation                       (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000

                                                        Series JM*      Series RI*      Series LS*      Series PL*      Series PI*
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $      55,280   $      26,150   $           4                   $         626

      Other investment income (expense)                      (1,754)            (83)              6   $       1,037             (17)
                                                      --------------  --------------  --------------  --------------  --------------

                                                             53,526          26,067              10           1,037             609

EXPENSES

      Charges for mortality and expense risk                  5,703             769             108           1,431             881
                                                      --------------  --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            47,823          25,298             (98)           (394)           (272)


INVESMENT GAINS (LOSSES)

      Realized investment gains (losses)                    (12,302)         (2,000)             (7)          8,217            (304)

      Change in unrealized depreciation on
         investments during the period                     (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES          (438,519)        (36,170)         (1,289)        (94,836)         (9,813)
                                                      --------------  --------------  --------------  --------------  --------------

                 DECREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (390,696)  $     (10,872)  $      (1,387)  $     (95,230)  $     (10,085)
                                                      ==============  ==============  ==============  ==============  ==============

*Series JM, RI, LS, PL and PI commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000

                                                        Series JM*      Series RI*      Series LS*      Series PL*      Series PI*
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $      47,823   $      25,298   $         (98)  $        (394)  $        (272)

      Realized investment gains (losses)                    (12,302)         (2,000)             (7)          8,217            (304)

      Change in unrealized depreciation on
         investments during the period                     (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

        Decrease in net assets resulting from
           operations                                      (390,696)        (10,872)         (1,387)        (95,230)        (10,085)

Increase in net assets resulting from capital unit
      transactions                                        1,478,144         194,685          33,321         400,732         222,530
                                                      --------------  --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS         1,087,448         183,813          31,934         305,502         212,445

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============

*Series JM, RI, LS, PL and PI commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying
                                                                               Value          Unrealized         Cost
Series                   Name of Issue                        Shares         (Note A)       Depreciation      (Note B)
------  --------------------------------------------------  ----------      --------------  --------------  --------------

 JM        Metropolitan Series Fund -
           Janus Midcap Fund -- capital shares                 46,602       $   1,090,012   $    (426,217)  $   1,516,229

 RI        Metropolitan Series Fund -
           Russell 2000 Index Fund- capital shares             17,818       $     184,769   $     (34,170)  $     218,939

 LS        Metropolitan Series Fund -
           Loomis Sayles High Yield Fund -- capital shares      3,559       $      32,034   $      (1,282)  $      33,316

 PL        Metropolitan Series Fund -
           Putnam Large Cap Fund -- capital shares             41,872       $     305,666   $    (103,053)  $     408,719

 PI        Metropolitan Series Fund -
           Putnam International Stock Fund -- capital shares   17,201       $     213,123   $      (9,509)  $     222,632

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1 - BASIS OF PRESENTATION

Security First Life Separate Account A (the "Separate Account") was established on May 29, 1980 as a separate account of Security First Life Insurance Company ("Security Life"), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the "Contracts") issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the "Trust"), a Massachusetts business trust, and thirty-nine mutual funds (the "Investment Companies"). The series of the Trust are Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series, and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Portfolio, Fidelity Investments: VIP Asset Manager Portfolio, VIP Growth Portfolio, VIP Index 500 Portfolio, VIP Overseas Portfolio, VIP Contrafund Portfolio, VIP Equity Income Portfolio, VIP Money Market Portfolio; Neuberger & Berman Partners Trust, Neuberger & Berman Genesis Trust, Janus Aspen Worldwide Growth Portfolio; Federated: Equity Income Fund II, American Leaders Fund II, High Income Bond Fund II, Growth Strategies Fund II;
AIM: VI Balanced Fund, VI Capital Appreciation Fund, VI Value Fund, VI International Equity Fund; Oppenheimer: Bond Fund, Strategic Bond Fund, Main Street Growth & Income Fund, Money Fund, Small Capital Growth Fund; MFS: New Research Series, New Discovery Series, Growth With Income Series; Van Kampen:
Emerging Growth Portfolio, Enterprise Portfolio, Strategic Stock Fund; and Metropolitan Series Fund: Janus Midcap Fund, Russell 2000 Index Fund, Loomis Sayles High Yield Fund, Putnam Large Cap Fund, Putnam International Stock Fund. The Trust and the Investment Companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into forty-three series of Accumulation Units, Series B, G, SV, SU, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE, FM, NP, NG, JW, FDE, FDA, FDH, FDG, AB, AC, AV, AI, OB, OS, OG, OM, OSM, MFSR, MFSD, MFSG, VKEM, VKER, VKS, JM, RI, LS, PL, and PI relating to investments in each of the Investment Companies, respectively.

All series of the Trust receive administrative services for a fee from Met Investors Advisory Corp. MetLife Distributors, Inc. is the principal underwriter for the Contracts. Security Life, Met Investors Advisory Corp., and MetLife Distributors, Inc. are wholly owned subsidiaries of Security First Group, Inc. ("SFG"), which is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Investment advice is provided to the Security First Trust
T. Rowe Price Growth and Income Series by T. Rowe Price Associates, Inc., to the Security First Trust Bond Series by Neuberger & Berman, and to the Security First Trust Equity Series and to the Security First Trust U.S. Government Income Series by BlackRock, Inc.

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers, or such other persons who may from time to time perform services for the Separate Account.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments are carried at fair value, which is determined by multiplying the Investment Companies' shares owned by the Separate Account by the reported net asset value per share of each respective Investment Company. Transactions are recorded on a trade-date basis. Realized investment gains and losses are determined on the average cost basis.

EXPENSES AND CHARGES - The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

                 CONTRACT TYPE                       ANNUAL RATE    DAILY RATE

         SF 135R2V; SF 224FL; SF 89; SF 234;
             SF 236FL; SF 1700 Contracts                  .89%       .0000244
         SF 228DC Contracts                              1.25%       .0000342
         SF 135R2S Contracts                             1.15%       .0000315
         SF 230; SF 224R1; SF 226R1 Contracts            1.35%       .0000370
         SF 135R2C; SF 137; SF 135PB2 Contracts          1.40%       .0000384

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge ("contract charge") is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge ("CDSC") may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:


             MAXIMUM CONTRACT
              CONTRACT TYPE              CHARGE PER YEAR                        CDSC

          SF 236FL                             $12.00            Based on elapsed time since premium received.
                                                                 Terminates on or after 5th anniversary.

          SF 224FL, SF 1700, SF137             $40.00            Based on elapsed time since premium received.
                                                                 Terminates on or after 6th anniversary.

          SF 224R1, SF 230                        *              Based on elapsed time since premium received.
                                                                 Terminates on or after 5th anniversary.

          Group Form 226R1                     $49.00***         Seven percent of premium received.
                                                                 Terminates after 5th anniversary.

          SF 234                               $29.50            Five percent of premium received.
                                                                 Terminates after 6th anniversary.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)


            MAXIMUM CONTRACT
              CONTRACT TYPE            CHARGE PER YEAR                     CDSC
          SF 89, SF228DC                     $19.50         Five percent of premium received.
                                                            Terminates after 6th anniversary.

          SF 135R2V                            **           None

          SF 135R2S, SF 135R2C,
            SF 135PB2                          **           Based on elapsed time since premium received.
                                                            Terminates on or after 7th anniversary.

          * $52.50 (currently being waived); annual administration fee of .10% calculated on average account value (currently included in mortality and risk expense).
          **    Annual administration fee of .15% calculated on average account value (currently included in mortality and risk expense).
          ***   Annual distribution fee of .10% calculated on average account value (currently included in mortality and risk expense).

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $2,860,854 for the year ended December 31, 2000, and $1,889,180 for the year ended December 31, 1999

INCOME RECOGNITION AND REINVESTMENT - Income is recognized as declared payable by the Investment Companies. All distributions received are reinvested in the Investment Companies.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE 3 - FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities; and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts; therefore, the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                       ADDITIONS TO CAPITAL                   DEDUCTIONS FROM CAPITAL
                                                      $                UNITS                   $               UNITS
                                               ----------------   ----------------     -----------------  ----------------
SF 135R2C Contracts
-------------------

Series B Accumulation Units                            268,913             28,687             1,108,202           116,478
Series G Accumulation Units                          2,791,588            143,941             3,514,250           184,159
Series FA Accumulation Units                         3,667,468            370,061             3,304,499           342,450
Series FG Accumulation Units                        13,202,458            711,420             5,409,259           299,040
Series FI Accumulation Units                         8,521,248            522,270             4,580,603           289,224
Series FO Accumulation Units                         2,636,723            235,594               570,409            54,053
Series FM Accumulation Units                        19,190,948          2,980,886            22,940,773         3,601,358
Series SU Accumulation Units                           344,387             54,036             1,753,622           283,347
Series AS Accumulation Units                         3,138,448            267,417             2,213,108           189,433
Series SI Accumulation Units                             9,114                789               162,915            12,593
Series FC Accumulation Units                         5,981,345            421,888             3,093,248           201,254
Series FE Accumulation Units                         1,237,672            126,021             2,150,303           214,114
Series SV Accumulation Units                         1,460,991            145,987             2,645,652           234,051
Series PL Accumulation Units                           405,752             87,443                 5,019             1,169
Series JM Accumulation Units                         1,495,497            328,971                17,353             3,935
Series RI Accumulation Units                           194,726             40,083                    41                 9
Series LS Accumulation Units                            33,343              6,680                    22                 4
Series PI Accumulation Units                           224,389             48,190                 1,859               433

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                          1,420,799            145,945             1,256,090           131,964
Series G Accumulation Units                         24,893,051          1,269,434            13,754,709           716,924
Series FA Accumulation Units                        15,231,040          1,537,153             8,883,694           908,991
Series FG Accumulation Units                        44,810,181          2,428,404             6,190,304           350,679
Series FI Accumulation Units                        38,904,517          2,388,357             6,205,567           388,278
Series FO Accumulation Units                           222,856             20,488                65,244             6,017
Series FM Accumulation Units                         4,123,876            639,638             4,687,244           735,604
Series AS Accumulation Units                        14,770,287          1,326,798             1,959,013           188,085
Series SI Accumulation Units                         7,231,046            640,122               631,283            59,097
Series FC Accumulation Units                        33,604,343          2,374,922             6,163,844           455,353

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                      ADDITIONS TO CAPITAL                    DEDUCTIONS FROM CAPITAL
                                                      $                UNITS                   $               UNITS
                                               ----------------   ----------------      ----------------  ----------------
SF 135R2V;  SF 234; SF 224FL;
-----------------------------
SF 236FL; SF 1700 Contracts
---------------------------

Series B Accumulation Units                            302,763             14,243             2,612,811           123,079
Series G Accumulation Units                          4,610,246             74,619            37,152,917           612,232
Series T Accumulation Units                          8,664,572            120,054            29,656,749           413,802
Series P Accumulation Units                            336,932             21,707               348,058            22,469
Series I Accumulation Units                          1,951,639            154,144             7,574,899           591,099
Series FA Accumulation Units                         2,009,139            207,529             8,512,796           847,314
Series FG Accumulation Units                        10,196,905            551,468            23,567,613         1,255,476
Series FI Accumulation Units                         7,003,888            435,362            18,923,195         1,148,163
Series FM Accumulation Units                         3,292,892            494,570             5,925,391           858,749
Series NP Accumulation Units                           320,146             58,277               501,104            91,652
Series NG Accumulation Units                           780,737            144,340               310,425            61,097
Series JW Accumulation Units                        12,151,086          1,165,127             3,834,621           381,825
Series FC Accumulation Units                         1,641,997            210,583               624,417            80,928

SF 135R2S Contracts
-------------------

Series SU Accumulation Units                           676,041            112,237             2,096,574           333,683
Series SV Accumulation Units                           899,604             72,880             3,893,449           318,976
Series FM Accumulation Units                            91,913             13,938               305,305            47,047
Series FG Accumulation Units                           177,942              9,814             4,077,730           224,688
Series FO Accumulation Units                           102,372             10,858             1,719,464           178,173

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                            136,149             14,623               379,349            41,474
Series G Accumulation Units                          4,278,230            207,321             7,485,196           366,220
Series FA Accumulation Units                         3,683,067            375,366             5,260,851           538,763
Series FG Accumulation Units                         8,532,317            465,826             5,074,505           279,417
Series FI Accumulation Units                         4,866,134            296,033             1,632,503           100,364
Series FM Accumulation Units                            80,319             12,424               697,200           110,062
Series SU Accumulation Units                           103,055             15,856                14,933             2,447
Series AS Accumulation Units                         1,175,855             99,344               217,922            21,633
Series SI Accumulation Units                         1,069,771             93,208                93,301             8,512
Series FC Accumulation Units                         3,157,798            222,578               517,215            36,961

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                    ADDITIONS TO CAPITAL                   DEDUCTIONS FROM CAPITAL
                                                    $                  UNITS                 $                 UNITS
                                            -------------------   ----------------   -------------------  ----------------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                         1,055,626            148,423                   684                99
Series AB Accumulation Units                         1,179,965            206,185                 4,195               734
Series AV Accumulation Units                         2,076,396            367,450                12,873             2,440
Series AI Accumulation Units                           974,007            152,353                 4,555               780
Series FDE Accumulation Units                          447,750             82,819                 1,474               260
Series FDH Accumulation Units                          270,966             56,216                 9,719             2,031
Series FDA Accumulation Units                          831,217            174,108                20,066             4,210
Series FDG Accumulation Units                          264,718             35,929                22,944             3,587
Series OB Accumulation Units                           302,957             59,191                 1,710               332
Series OG Accumulation Units                         2,043,492            389,120                31,010             5,881
Series OM Accumulation Units                         9,430,947          1,825,019             8,947,039         1,728,335
Series OS Accumulation Units                           178,438             34,363                 2,665               513
Series OSM Accumulation Units                          104,517             13,849                 3,167               471
Series MFSG Accumulation Units                         123,672             24,571                 3,584               698
Series MFSR Accumulation Units                         464,297             76,731                 1,567               247
Series MFSD Accumulation Units                         542,561             69,517                 5,073               712
Series VKEM Accumulation Units                       1,100,588            123,510                14,122             1,811
Series VKER Accumulation Units                         250,625             41,381                10,845             1,700
Series VKS Accumulation Units                          102,086             24,849                 1,473               340
Series FG Accumulation Units                            50,599              2,725
Series FI Accumulation Units                            24,827              1,521
Series SU Accumulation Units                             3,793                595
Series SV Accumulation Units                            16,912              1,690

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 135 R2C Contracts
--------------------

Series B Accumulation Units                        3,879,029            399,289           1,585,715            163,843
Series G Accumulation Units                       12,441,049            618,218           5,406,268            268,650
Series FA Accumulation Units                       9,823,853          1,039,438           3,600,547            379,593
Series FG Accumulation Units                      13,473,848            894,265           5,232,744            343,925
Series FI Accumulation Units                      19,143,932          1,258,093           4,441,270            287,988
Series FO Accumulation Units                       1,480,737            161,515             751,710             82,596
Series FM Accumulation Units                      52,982,222          8,590,117          52,900,132          8,583,878
Series SU Accumulation Units                       1,788,192            295,180           2,284,710            375,547
Series AS Accumulation Units                       2,240,131            249,539           2,406,702            266,551
Series SI Accumulation Units                          22,407              2,512             231,912             24,944
Series FC Accumulation Units                       9,716,629            767,106           2,872,054            224,635
Series FE Accumulation Units                       8,675,466            855,982           3,284,229            325,767
Series SV Accumulation Units                       1,572,966            168,225           2,919,113            311,965

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                        2,923,431            300,938           1,549,441            159,625
Series G Accumulation Units                       33,841,436          1,673,965           9,794,270            489,339
Series FA Accumulation Units                      19,796,627          2,090,112           7,139,184            752,840
Series FG Accumulation Units                      40,757,122          2,682,362           9,263,010            610,476
Series FI Accumulation Units                      47,159,909          3,099,999           7,574,931            495,426
Series FO Accumulation Units                         153,249             16,488              28,125              3,087
Series FM Accumulation Units                      15,652,202          2,519,092           8,992,449          1,447,514
Series AS Accumulation Units                      10,228,968            985,125           4,657,435            378,287
Series SI Accumulation Units                       5,325,654            374,060           1,796,934             12,789
Series FC Accumulation Units                      39,446,379          2,742,289           7,218,447            209,333

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 135R2V; SF 234; SF 224FL;
----------------------------
SF 236FL; SF 1700 Contracts
---------------------------

Series B Accumulation Units                        1,390,582             66,162           2,065,942             97,959
Series G Accumulation Units                       18,197,048            287,571          20,791,421            331,437
Series T Accumulation Units                       15,196,288            249,527          16,106,643            263,678
Series P Accumulation Units                          639,600             42,834             373,411             24,908
Series I Accumulation Units                        4,012,394            378,745           4,080,178            385,497
Series FA Accumulation Units                       6,477,222            701,781           4,572,921            495,786
Series FG Accumulation Units                      21,806,968          1,489,062           7,898,788            535,205
Series FI Accumulation Units                      20,545,287          1,373,367           9,748,715            645,282
Series FM Accumulation Units                       5,221,313            824,773           4,118,032            651,395
Series NP Accumulation Units                         527,401             96,062             326,549             59,882
Series NG Accumulation Units                         327,116             72,595             371,918             84,365
Series JW Accumulation Units                       2,357,041            317,601             417,807             57,275
Series FC Accumulation Units                       1,489,583            215,929             251,554             36,043

SF 135R2S Contracts
-------------------

Series FG Accumulation Units                         388,358             26,032           3,705,733            250,339
Series FO Accumulation Units                         619,049             82,227             809,316            102,123
Series FM Accumulation Units                         233,264             37,074             303,533             48,350
Series SU Accumulation Units                       1,520,684            250,248           1,786,012            293,616
Series SV Accumulation Units                         486,520             41,774           3,296,787            281,549

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                          252,701             27,069             393,436             41,952
Series G Accumulation Units                        5,929,107            278,576           7,450,853            349,422
Series FA Accumulation Units                       4,969,669            532,470           5,044,076            537,353
Series FG Accumulation Units                       9,949,143            660,122           5,105,474            333,783
Series FI Accumulation Units                       7,365,528            482,527           3,350,516            216,338
Series FM Accumulation Units                       3,479,589            558,639           2,700,408            433,379
Series SU Accumulation Units                          61,844              9,991               7,946              1,311
Series AS Accumulation Units                         383,568             41,717              49,567              5,213
Series SI Accumulation Units                         394,838             38,591              71,785              7,556
Series FC Accumulation Units                       3,118,505            246,490             352,632             28,519

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                          19,886              3,366
Series AB Accumulation Units                         102,132             19,732
Series AV Accumulation Units                         254,072             46,870              46,619              8,406
Series AI Accumulation Units                          36,471              5,839               7,182              1,012
Series FDE Accumulation Units                         31,361              6,209
Series FDH Accumulation Units                         99,972             20,053              25,170              5,052
Series FDA Accumulation Units                         59,243             12,545                  13                  3
Series FDG Accumulation Units                        129,905             23,320                  16                  2
Series OB Accumulation Units                          11,029              2,197               3,007                601
Series OG Accumulation Units                         143,933             28,584               6,029              1,146
Series OM Accumulation Units                       1,511,091            299,928           1,147,097            227,369
Series OS Accumulation Units                          14,611              2,874               2,006                391
Series OSM Accumulation Units                         44,528              7,316               7,394              1,107
Series MFSG Accumulation Units                        10,041              2,040
Series MFSR Accumulation Units                        18,062              3,276               4,010                707
Series VKEM Accumulation Units                        20,637              2,836               7,330              1,015
Series VKER Accumulation Units                         4,009                687               2,005                344
Series VKS Accumulation Units                          3,009                670
Series FG Accumulation Units                          94,982              6,745
Series FI Accumulation Units                          76,881              4,706
Series SU Accumulation Units                          72,569             11,945
Series SV Accumulation Units                          70,678              7,541

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 2000:

                                                        UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 135R2C Contracts
-------------------

Series B Accumulation Units                           1,033,278         $ 10.26
Series G Accumulation Units                           2,919,929           21.86
Series FA Accumulation Units                          4,778,120            9.56
Series FG Accumulation Units                          4,482,222           16.12
Series FI Accumulation Units                          4,487,695           15.05
Series FO Accumulation Units                          1,080,859            9.43
Series FM Accumulation Units                          1,653,605            6.58
Series SU Accumulation Units                          2,073,711            6.66
Series AS Accumulation Units                          2,258,099            8.56
Series SI Accumulation Units                            111,129            9.80
Series FC Accumulation Units                          3,420,145           13.36
Series FE Accumulation Units                          3,523,619           10.81
Series SV Accumulation Units                          1,724,252            8.66
Series PL Accumulation Units                             86,274            3.54
Series JM Accumulation Units                            325,036            3.35
Series RI Accumulation Units                             40,074            4.59
Series LS Accumulation Units                              6,676            4.78
Series PI Accumulation Units                             47,757            4.45

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                              671,742          10.28
Series G Accumulation Units                            6,361,071          21.91
Series FA Accumulation Units                          10,471,037           9.58
Series FG Accumulation Units                          12,289,987          16.15
Series FI Accumulation Units                          10,754,745          15.07
Series FO Accumulation Units                              76,224           9.45
Series FM Accumulation Units                           2,125,892           6.62
Series AS Accumulation Units                           6,111,440           8.58
Series SI Accumulation Units                           1,857,179           9.81
Series FC Accumulation Units                          12,984,621          13.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL (CONTINUED)

                                                        UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 135R2V; SF 234; SF 224FL; SF 236FL;
--------------------------------------
SF 1700 Contracts
-----------------

Series B Accumulation Units                             189,805         $ 22.41
Series G Accumulation Units                           1,508,070           68.95
Series T Accumulation Units                           1,495,353           70.01
Series P Accumulation Units                              72,165           15.96
Series I Accumulation Units                           1,308,958           11.00
Series FA Accumulation Units                          2,263,581            9.41
Series FG Accumulation Units                          3,896,687           15.82
Series FI Accumulation Units                          2,713,616           14.95
Series FM Accumulation Units                            673,198            6.80
Series NP Accumulation Units                            275,633            5.59
Series NG Accumulation Units                            317,788            6.24
Series JW Accumulation Units                          1,304,672            8.69
Series FC Accumulation Units                            460,717            7.35

SF 135R2S Contracts
-------------------

Series SU Accumulation Units                          2,825,776            6.69
Series SV Accumulation Units                          3,149,494           10.96
Series FM Accumulation Units                            182,492            6.73
Series FG Accumulation Units                          1,650,710           15.98
Series FO Accumulation Units                          1,270,028            8.14

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                             194,823            9.89
Series G Accumulation Units                           2,370,012           23.05
Series FA Accumulation Units                          4,584,439            9.47
Series FG Accumulation Units                          4,081,062           16.08
Series FI Accumulation Units                          1,864,452           15.13
Series FM Accumulation Units                            268,458            6.64
Series SU Accumulation Units                             35,062            6.68
Series AS Accumulation Units                            231,214            8.58
Series SI Accumulation Units                            188,401            9.81
Series FC Accumulation Units                            861,364           13.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL (CONTINUED)

                                                       UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                            151,690          $ 5.93
Series AB Accumulation Units                            225,183            5.41
Series AV Accumulation Units                            403,474            4.90
Series AI Accumulation Units                            156,400            5.27
Series FDE Accumulation Units                            88,768            4.77
Series FDH Accumulation Units                            69,186            4.51
Series FDA Accumulation Units                           182,440            4.93
Series FDG Accumulation Units                            55,660            5.55
Series OB Accumulation Units                             60,455            5.24
Series OG Accumulation Units                            410,678            4.80
Series OM Accumulation Units                            169,243            5.30
Series OS Accumulation Units                             36,333            5.19
Series OSM Accumulation Units                            19,587            6.26
Series MFSG Accumulation Units                           25,912            5.04
Series MFSR Accumulation Units                           79,052            5.45
Series MFSD Accumulation Units                           68,805            7.14
Series VKEM Accumulation Units                          123,520            7.14
Series VKER Accumulation Units                           40,024            4.99
Series VKS Accumulation Units                            25,179            4.75
Series FG Accumulation Units                              9,470           16.12
Series FI Accumulation Units                              6,227           15.05
Series SU Accumulation Units                             12,540            6.66
Series SV Accumulation Units                              9,231            8.66

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 6 - SUBSEQUENT EVENTS

During February 2001, the Trust reorganized and merged its four funds into the Met Investors Series Trust. Consequently, Security First Trust: Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series are being merged into the respective Met Investor Series Trust: J.P. Morgan Quality Bond Fund, Lord Abbett Growth and Income Fund, BlackRock Equity Portfolio, and BlackRock U.S. Government Income Portfolio.

In January 2001, SFG announced that it would cease operations in its current Los Angeles location effective on or about June 30, 2001. Following that date, all services previously provided to Security Life by SFG will be provided at a different location or through MetLife or its subsidiaries.

In February 2001, the name of the Separate Account was changed to MetLife Investors USA Separate Account A.

                                   * * * * * *


SECURITY FIRST LIFE
INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY
OF METROPOLITAN LIFE INSURANCE
COMPANY)

Financial Statements as of and for the Years Ended
December 31, 2000 and 1999 and Independent
Auditors' Report

INDEPENDENT AUDITORS' REPORT

Board of Directors
  Security First Life Insurance Company:

We have audited the accompanying balance sheets of Security First Life Insurance Company (the "Company") as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Los Angeles, California
February 5, 2001

SECURITY FIRST LIFE INSURANCE COMPANY

BALANCE SHEETS
DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


ASSETS                                                 2000              1999

INVESTMENTS:
  Fixed maturities                                   $1,781,383      $1,838,339
  Mortgage loans                                        423,711         352,760
  Policy loans                                           37,908          32,280
  Short-term investments                                 57,927          66,380
  Other investments                                       1,954           1,452
                                                     -----------     -----------

           Total investments                          2,302,883       2,291,211
                                                     -----------     -----------

CASH AND CASH EQUIVALENTS                                   834           2,557

ACCRUED INVESTMENT INCOME                                27,381          33,423

DEFERRED POLICY ACQUISITION COSTS                       164,905         182,734

OTHER ASSETS:
  Assets held in separate accounts                    1,976,874       2,049,335
  Property under capital lease                            7,780           8,360
  Other                                                   9,817           4,297
                                                     -----------     -----------

           Total other assets                         1,994,471       2,061,992
                                                     -----------     -----------

TOTAL ASSETS                                         $4,490,474      $4,571,917
                                                     ===========     ===========

See accompanying notes to financial statements.


----------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                            2000            1999

LIABILITIES:
  Policyholder liabilities                                   $ 2,194,205    $ 2,247,045
  Liabilities related to separate accounts                     1,976,874      2,049,335
  Obligation under capital lease                                  14,377         14,777
  Notes payable to parent                                         35,000         35,000
  Federal income taxes                                            29,014         21,280
  Other                                                            8,992          5,075
                                                             ------------   ------------

           Total liabilities                                   4,258,462      4,372,512
                                                             ------------   ------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
  Preferred stock, $1 par value; authorized, issued and
    outstanding - 200,000 shares                                     200            200
  Common stock, $200 par value; authorized - 15,000 shares
    issued and outstanding - 11,000 shares                         2,300          2,300
  Additional paid-in capital                                      48,047         48,047
  Retained earnings                                              182,206        161,266
  Accumulated other comprehensive loss                              (741)       (12,408)
                                                             ------------   ------------

Total stockholder's equity                                       232,012        199,405
                                                             ------------   ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $ 4,490,474    $ 4,571,917
                                                             ============   ============

See accompanying notes to fiancial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                             2000        1999

REVENUES:
  Net investment income                                   $ 168,789   $ 166,907
  Annuity product income                                     39,354      30,282
  Net realized investment gains (losses)                     (7,871)      2,875
                                                          ----------  ----------

           Total revenues                                   200,272     200,064
                                                          ----------  ----------

BENEFITS AND EXPENSES:
  Interest credited to policyholders                        107,576     109,568
  Benefits in excess of policyholder liabilities             10,554       5,451
  Amortization of deferred policy acquisition costs          21,573      23,948
  Operating expenses                                         32,853      30,169
                                                          ----------  ----------

           Total benefits and expenses                      172,556     169,136
                                                          ----------  ----------

INCOME BEFORE INCOME TAX EXPENSE                             27,716      30,928
                                                          ----------  ----------

INCOME TAX EXPENSE:
  Current                                                     1,682       5,706
  Deferred                                                    5,094       3,261
                                                          ----------  ----------

           Total income tax expenses                          6,776       8,967
                                                          ----------  ----------

NET INCOME                                                $  20,940   $  21,961
                                                          ==========  ==========

See accompanying notes to financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                        ACCUMULATED
                                                                ADDITIONAL                                 OTHER          TOTAL
                                       PREFERRED     COMMON      PAID-IN    COMPREHENSIVE    RETAINED   COMPREHENSIVE  STOCKHOLDER'S
                                         STOCK       STOCK       CAPITAL    INCOME (LOSS)    EARNINGS   INCOME (LOSS)     EQUITY
BALANCE AT JANUARY 1, 1999            $     200    $   2,200    $  48,147                   $ 149,305     $  27,930     $ 227,782

Recapitalization                                         100         (100)
Dividend to parent                                                                            (10,000)                    (10,000)
Comprehensive income (loss):
  Net income                                                                  $  21,961        21,961                      21,961
  Other comprehensive loss:
    Unrealized investment losses,
      net of related adjustments
      and income taxes                                                          (40,338)                    (40,338)      (40,338)
                                                                             ----------

        Total comprehensive loss                                              $ (18,377)
                                      ----------   ----------   ----------    ==========    ----------    ----------    ----------

BALANCE AT DECEMBER 31, 1999                200        2,300       48,047                     161,266       (12,408)      199,405

Comprehensive income:
  Net income                                                                  $  20,940        20,940                      20,940
  Other comprehensive income:
    Unrealized investment gains,
      net of related adjustments
      and income taxes                                                           11,667                      11,667        11,667
                                                                              ----------

        Total comprehensive income                                            $  32,607
                                      ----------   ----------   ----------    ==========    ----------    ----------    ----------

BALANCE AT DECEMBER 31, 2000          $     200    $   2,300    $  48,047                   $ 182,206     $    (741)    $ 232,012
                                      ==========   ==========   ==========                  ==========    ==========    ==========

See accompanying notes to financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000 AND 1999 (Dollars in Thousands)
-------------------------------------------------------------------------------------------------

                                                                             2000         1999

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                              $  20,940    $  21,961
  Adjustments to reconcile net income to net cash provided by operating activities:
    Net realized investment (gains) losses                                    7,871       (2,875)
    Depreciation and amortization                                                             73
    Accretion of discount on investments, net                                (2,122)      (1,402)
    Changes in operating assets and liabilities:
      Accrued investment income                                               6,042        3,063
      Deferred policy acquisition costs                                      (4,465)     (12,664)
      Other assets                                                           (4,681)      (2,800)
      Other liabilities                                                       5,256        1,431
                                                                          ----------   ----------

           Net cash provided by operating activities                         28,841        6,787
                                                                          ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Fixed maturity securities:
    Purchases                                                              (550,405)    (428,007)
    Sales                                                                   642,074      559,455
  Issuances of mortgage loans                                              (102,024)    (194,759)
  Repayments of mortgage loans                                               31,073        7,166
  Issuance of policy loans, net                                              (5,628)      (3,565)
  Net sale (purchase) of:
    Short-term investments                                                    8,453      (15,860)
    Other investments                                                          (867)         (84)
                                                                          ----------   ----------

           Net cash provided by (used in) investing activities               22,676      (75,654)
                                                                          ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Receipts credited to policyholder accounts                                706,625      764,303
  Amounts returned to policyholders                                        (759,465)    (719,456)
  Reduction of capital lease obligation                                        (400)        (354)
  Dividend paid to parent                                                                (10,000)
                                                                          ----------   ----------

           Net cash provided by (used in) financing activities              (53,240)      34,493
                                                                          ----------   ----------

DECREASE IN CASH AND CASH EQUIVALENTS                                        (1,723)     (34,374)

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                  2,557       36,931
                                                                          ----------   ----------

CASH AND CASH EQUIVALENTS, END OF YEAR                                    $     834    $   2,557
                                                                          ==========   ==========

See accompanying notes to financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION - Security First Life Insurance Company (the "Company") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). SFG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Effective February 2001, the Company changed its name to MetLife Investors USA Insurance Company and SFG changed its name to MetLife Investors Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

      The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis).

      INVESTMENTS - Investments are reported on the following bases:

         FIXED MATURITIES - At fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

         For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

         The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

         MORTGAGE LOANS - At amortized cost, net of valuation allowances, if any, which approximates fair value.

         POLICY LOANS - At unpaid balances, which approximate fair value.

         SHORT-TERM INVESTMENTS - At cost, which approximates fair value.

         OTHER INVESTMENTS - At fair value.

      Realized gains and losses on disposal of investments are determined on a specific identification basis.

      CASH AND CASH EQUIVALENTS - Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

      DEFERRED POLICY ACQUISITION COSTS - Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

      POLICYHOLDER LIABILITIES - Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated at $2,133,958,000 and $2,188,033,000 as of December 31, 2000 and 1999, respectively, assuming all policyholders surrender their policies.

      NOTES PAYABLE - Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

      INCOME TAXES - Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities, and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

      SEPARATE ACCOUNTS - The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

      ANNUITY REVENUES AND BENEFITS - Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges, and administration fees. Benefits in excess of policyholder liabilities consist of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

      ESTIMATES - Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

      NEW ACCOUNTING STANDARDS - Statement of Financial Accounting Standards ("SFAS") SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," is effective for all fiscal years beginning after June 15, 2000. SFAS No. 133, as amended and interpreted, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. If the derivative is designated in a fair-value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated in a cash-flow hedge, changes in the fair value of the derivative will be recorded in other comprehensive income ("OCI") and will be recognized in the income statement when the hedged item affects earnings. SFAS No. 133 defines new requirements for designation and documentation of hedging relationships as well as ongoing effectiveness assessments in order to use hedge accounting. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

      The Company expects that at January 1, 2001, it will record $27,446, net of taxes of $14,779, in OCI as a cumulative transition adjustment for derivatives designated in cash flow-type hedges prior to adopting SFAS No. 133.

      In December 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, "Accounting for Insurance and Other Enterprises for Insurance Related Assessments." SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. The Company adopted SOP 97-3 effective January 1, 1999. Adoption of SOP 97-3 did not have a material effect on the Company's financial statements.

2.    STATUTORY CAPITAL AND RESTRICTIONS

      The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis.

      The statutory-basis capital and surplus were $142,423,000 and $129,796,000 at December 31, 2000 and 1999, respectively. Statutory-basis net income was $10,537,000 and $17,066,000, respectively, for the years then ended.

      The Company is incorporated and domiciled in Delaware. The payment of dividends is subject to statutory limitations which are based on statutory-basis net income and surplus levels. At December 31, 2000, the maximum amount of dividends the Company could pay SFG without prior approval from state insurance regulatory authorities is $19,914,000.

      In December 1999, the Company transferred $100,000 of paid-in capital to common stock to comply with state insurance department requirements. As a result of this transfer, the total value of the common stock differs from the par value times the number of shares. This had no impact on the Company's financial position or results of operations.

      In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Delaware Insurance Department (the "Department") requires the adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that the adoption of Codification by the NAIC and the Codification as modified by the Department, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

3.    INVESTMENTS

      Unrealized investment losses reported in the accompanying financial statements are as follows (in thousands):

                                                                DECEMBER 31,
                                                           ---------------------
                                                             2000         1999

         Unrealized investment losses                      $ (2,768)   $(43,010)
         Less:
          Adjustment for deferred policy acquisition costs   (1,627)    (23,921)
          Deferred income taxes                                (400)     (6,681)
                                                           ---------   ---------

         Net unrealized investment losses                  $   (741)   $(12,408)
                                                           =========   =========

      Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                                DECEMBER 31,
                                                           ---------------------
                                                             2000         1999

         Fixed maturities:
           Gross gains                                     $ 16,816    $  8,885
           Gross losses                                     (24,872)     (6,018)
                                                           ---------   ---------

                                                             (8,056)      2,867

         Mortgage loans -
           Gross gains                                          185

         Other investments -
           Gross gains                                                        8
                                                           ---------   ---------

         Net realized investment gains (losses)            $ (7,871)   $  2,875
                                                           =========   =========

      Proceeds from sales of fixed maturities are $642,074,000 and $559,455,000 in 2000 and 1999, respectively.

      The amortized cost and fair value of fixed maturities as of December 31, 2000 and 1999 are summarized as follows (in thousands):

                                                             GROSS           GROSS
                                              AMORTIZED    UNREALIZED     UNREALIZED        FAIR
         December 31, 2000                      COST         GAINS          LOSSES          VALUE

         U.S. Treasury securities and
           obligations of U.S. Government
           corporations and agencies         $    22,065   $     1,297    $      (102)   $    23,260
         Debt securities issued by foreign
           governments                            25,781         1,559           (989)        26,351
         Corporate securities                  1,276,554        18,322        (28,255)     1,266,621
         Mortgage-backed securities              459,740         6,595         (1,184)       465,151
                                             ------------  ------------   ------------   ------------

                                             $ 1,784,140   $    27,773    $   (30,530)   $ 1,781,383
                                             ============  ============   ============   ============

         DECEMBER 31, 1999

         U.S. Treasury securities and
           obligations of U.S. Government
           corporations and agencies         $    23,646   $       622    $      (613)   $    23,655
         Debt securities issued by foreign
           governments                            31,525         2,748           (177)        34,096
         Corporate securities                  1,435,111        11,363        (56,600)     1,389,874
         Mortgage-backed securities              391,392         6,878         (7,556)       390,714
                                             ------------  ------------   ------------   ------------

                                             $ 1,881,674   $    21,611    $   (64,946)   $ 1,838,339
                                             ============  ============   ============   ============

      The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 2000, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                                      AMORTIZED         FAIR
                                                        COST            VALUE
                                                           (IN THOUSANDS)

         Due in one year or less                    $   39,055       $   39,307
         Due after one year through five years         337,882          340,142
         Due after five years through ten years        530,376          520,299
         Due after ten years                           417,087          416,484
         Mortgage-backed securities                    459,740          465,151
                                                    -----------      -----------

                                                    $1,784,140       $1,781,383
                                                    ===========      ===========

      Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 2000, the Company had no significant concentration of credit risk.

      The fair values for fixed maturities are primarily based on values obtained from independent pricing services. Such independent values are not available for private placement securities. The carrying amount of the Company's private placement securities, which is the Company's estimate of fair value, was $293,837,000 and $275,600,000 at December 31, 2000 and
      1999, respectively. In order to determine the carrying value of private placement securities, the Company uses market values of public securities of similar credit quality, yields, coupon rate, maturity, type of issue, and other market data.

      Mortgage loans are collateralized by properties located throughout the United States. At December 31, 2000, approximately 10 percent and 22 percent of the mortgages were collateralized by properties located in New York and California, respectively. All of the mortgage loans at December 31, 2000, are in good standing, and the Company was not holding any valuation allowances related to such loans. Mortgage loans outstanding at December 31 are summarized as follows (in thousands):

                                      2000                      1999

         Commercial         $374,552        88 %       $306,264        87 %
         Agricultural         49,159        12 %         46,496        13 %
                            ---------      -----       ---------      -----

                            $423,711       100 %       $352,760       100 %
                            =========      =====       =========      =====

      The carrying amount of policy loans and mortgage loans approximates fair value because the interest rates on these loans approximate market rates.

      The Company's short-term balances are invested in the Metropolitan Money Market Pool (the "Pool"), which is managed by MetLife for the benefit of its subsidiaries. The Pool invests solely in instruments having a maturity of one year or less. At December 31, 2000 and 1999, the interest rates on the Pool were 6.56 percent and 5.80 percent, respectively.

      The Company has entered into two interest-rate cap agreements with large counterparties for the purpose of minimizing exposure to fluctuations in interest rates in its policyholder liabilities. An interest-rate cap is a contract whereby one party agrees to pay a premium at the inception of the contract in exchange for the assumption of risk that the market interest rate will exceed the cap rate.

      Under the first interest-rate cap agreement, which expires February 9, 2001, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year Constant Maturity Treasury Rate exceeds the interest-rate cap of 7.90 percent applied to the notional amount of $250,000,000. The 5-year Constant Maturity Treasury Rate was 4.99 percent as of December 31, 2000, and the fair value of the interest-rate cap as of that date was $225.

      Under the second interest-rate cap agreement which expires December 14, 2003, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year International Swaps and Derivative Association Swap Rate exceeds the interest-rate cap of 9.85 percent applied to the notional amount of $120,000,000. The 5-year International Swaps and Derivative Association Swap Rate was 5.98 percent as of December 31, 2000, and the fair value of the interest-rate cap as of that date was $42,000.

      Any income or expense from the interest-rate caps is recorded on an accrual basis as an adjustment to the yield of the related interest-bearing liabilities in the periods covered by the contract. The Company is exposed to a potential loss in the event of non-performance by one of the counterparties, although such non-performance is not anticipated.

      The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

      At December 31, 2000, investment securities having an amortized cost of $5,535,000 were on deposit with various states in accordance with state insurance department requirements.

      Investment income by major category of investment is summarized as follows (in thousands):

                                                      2000               1999

         Fixed maturities                          $ 139,283          $ 148,693
         Mortgage loans                               29,301             19,332
         Policy loans                                  1,535              1,806
         Short-term investments                        2,648              2,413
         Other investments                             1,030                303
                                                   ----------         ----------

                                                     173,797            172,547
         Investment expenses                          (5,008)            (5,640)
                                                   ----------         ----------

         Net investment income                     $ 168,789          $ 166,907
                                                   ==========         ==========

      The Company has no significant amounts of non-income producing investments.

4.    NOTES PAYABLE

      Notes payable consist of the following as of December 31, 2000 and 1999 (in thousands):

                                                                   2000         1999

         Surplus note due to SFG, 5% annual interest payable
           monthly, principal payable upon regulatory approval    $25,000     $25,000

         Surplus note due to SFG, interest based on LIBOR plus
           .75%, interest payable monthly, principal payable
           upon regulatory approval (6.56% at December 31, 2000)   10,000      10,000
                                                                  --------    --------

                                                                  $35,000     $35,000
                                                                  ========    ========

      There are no principal payments due on the notes payable during the next five years.

      Interest paid by the Company totaled $1,970,000 in 2000 and $1,063,000 in 1999.

5.    INCOME TAXES

      The liability for federal income taxes includes deferred taxes of $30,261,000 and $18,771,000 at December 31, 2000 and 1999, respectively.
      Significant components of these deferred taxes are as follows (in thousands):


                                                           2000          1999

         Deferred tax liabilities:
           Deferred policy acquisition costs             $54,979        $53,995
           Fixed maturities                                1,200
           Other assets                                    2,930          3,167
                                                         --------       --------
           Total deferred tax liabilities                 59,109         57,162
                                                         --------       --------

         Deferred tax assets:
           Policyholder liabilities                        7,586         11,557
           Liabilities for separate accounts              15,933         17,259
           Fixed maturities                                    -          4,111
           Other liabilities                               5,032          5,172
           Other, net                                        297            292
                                                         --------       --------

           Total deferred tax assets                      28,848         38,391
                                                         --------       --------

         Net deferred tax liabilities                    $30,261        $18,771
                                                         ========       ========


      Income taxes paid by the Company were $5,437,000 in 2000 and $5,225,000 in 1999.

      The following is a reconciliation of the federal income tax at the statutory rate of 35 percent with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                            2000          1999

         Federal income tax at 35%                       $ 9,701        $10,825
         Dividends received deduction                     (4,123)        (1,444)
         Other                                             1,198           (414)
                                                         --------       --------

         Provision for income tax expense                $ 6,776        $ 8,967
                                                         ========       ========

6.    CAPITAL LEASE

      Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

      The property under capital lease is net of accumulated amortization of $9,641,000 in 2000 and $9,061,000 in 1999. Lease amortization expense was $580,000 in 2000 and 1999.

      The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,709,000 and $1,694,000 for the years ended December 31, 2000 and 1999, respectively. Future payments under the lease are as follows (in thousands):

         2001                                                        $  2,166
         2002                                                           2,166
         2003                                                           2,166
         2004                                                           2,166
         2005                                                           2,166
         Thereafter                                                    18,221
                                                                     ---------

         Total minimum rental payments                                 29,051
         Amount representing interest                                 (14,674)
                                                                     ---------

         Present value of minimum rental payments                    $ 14,377
                                                                     =========


7.    RELATED PARTY TRANSACTIONS

      The Company has marketing and administrative agreements with SFG under which SFG provides most of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $51,487,000 and $58,595,000 for 2000 and 1999, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

      The Company has management agreements with SFG under which the latter provides certain personnel, administrative services, and office space. Amounts incurred under these agreements were $3,823,000 in 2000 and 1999.

      The Company has marketing and administrative agreements with MetLife under which the latter provides certain marketing and policyholder administration services. Amounts incurred under these agreements were $5,802,000 in 2000 and $7,405,000 in 1999.

      The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,466,000 and $5,681,000 were paid in 2000 and 1999, respectively, pursuant to these agreements.

      In June 1999, the Company paid a dividend of $10,000,000 to its parent.

8.    OTHER COMPREHENSIVE INCOME (LOSS)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                           ---------------------
                                                                              2000       1999

         Holding gains (losses) on investments arisingduring the year      $ 10,078    $(59,183)
         Income tax effect on holding losses (gains)                         (3,527)     20,714
         Reclassification adjustments:
           Realized losses (gains) on investments included in net income      7,871      (2,875)
           Income tax effect of realized gains (losses)                      (2,755)      1,006
                                                                           ---------   ---------

         Net unrealized investment gains (losses)                          $ 11,667    $(40,338)
                                                                           =========   =========


9.    SUBSEQUENT EVENTS

      In January 2001, SFG announced that it would cease operations in its current Los Angeles location, effective on or about June 30, 2001. Following that date, all services previously provided to the Company by SFG will be provided at a different location or through MetLife or its subsidiaries.

                                   * * * * * *
                                     - 16 -

Part C                    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) MetLife Investors USA Separate Account A

                      Part A - Condensed Financial Information
                               Part B - Statement of Assets and Liabilities,
                                        Statement of Operations, Statement of
                                        Changes in Net Assets, Statement of
                                        Investments

               (2) MetLife Investors USA Insurance Company

                      Part B - Depositor's financial statements with notes

          (b) Exhibits

                      (10) Consents of Independent Auditors

Item 25.    Directors and Officers of the Depositor


The officers and directors of MetLife Investors USA Insurance Company are listed below. Their principal business address is 22 Corporate Plaza, Newport Beach, California 92660.


Name                                  Position and Offices with Depositor
----                                  -----------------------------------

Gregory P. Brakovich                  Director, Co-Chairman of the Board, Co-CEO
                                      and Co-President
James A. Shepherdson, III             Director, Co-Chairman of the Board, Co-CEO
                                      and Co-President
Philip D. Meserve                     Director, Senior EVP, Strategic Markets
Robert Mark Brandenberger             EVP, Chief Financial Officer
Kenneth Jaffe                         EVP, Chief Information Officer
Richard C. Pearson                    Director, EVP, General Counsel, Secretary
Anthony J. Williamson                 Director, Treasurer
Mary Ann Brown                        Director
Michael R. Fanning                    Director
David Y. Rogers                       Director
Peter M. Schwarz                      Director
Brian A. Kroll                        EVP, Chief Actuary, Product Management
Shari Ruecker                         SVP, Product Development
Connie Doern                          SVP, Policyholder Administration
Cheryl J. Finney                      SVP, Associate General Counsel, Chief
                                      Compliance Counsel and Asst.  Secretary
Louis M. Weisz                        VP, Appointed Actuary
Betty Davis                           VP
Deborah L. Buffington                 VP, Director of Compliance


Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of MetLife Investors USA Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract Owners

As of March 31, 2001, there were 13,941 owners of the Contracts which are the subject of this post-effective amendment.

Item 28.    Indemnification

None

Item 29.    Principal Underwriters

MetLife Investors Distribution Company is the principal underwriter for MetLife Investors USA Separate Account A.


The following are the directors and officers of MetLife Investors Distribution Company. Their principal business address is 22 Corporate Plaza, Newport Beach, California 92660.


Name                            Position with Underwriter
----                            -------------------------

Gregory P. Brakovich            Director, Co-Chairman of the Board, Co-CEO and
                                  Co-President
James A. Shepherdson, III       Director, Co-Chairman of the Board, Co-CEO and
                                  Co-President
Philip D. Meserve               Director, Senior EVP, Managing Director
Stephen E. Hinkhouse            Director, EVP, Sales & Advanced Markets
Charles M. Deuth                Director, EVP, Channel Marketing
Robert  Mark Brandenberger      Director, EVP, Chief Financial Officer
Kenneth Jaffe                   Director, EVP, Chief Information Officer
Richard C. Pearson              Director, EVP, General Counsel
Elizabeth M. Forget             Director, EVP, Money Management
Brian A. Kroll                  Director
Edward Wilson                   EVP, Broker Dealers
Ken DiFrancesca                 SVP, Banks
Brian J. Finneran               SVP
Shari Ruecker                   SVP, Product Development
Diana Keary                     SVP, Marketing
Cheryl J. Finney                SVP, Associate General Counsel, Assistant
                                Secretary
Anthony J. Williamson           Treasurer
Deron J. Richens                VP
Deborah L. Buffington           VP, Director of Compliance
James R. Fitzpatrick            VP
Troy W. Kennedy                 VP
Paul M. Kos                     VP
Jaimee C. Niles                 VP
William H. Palmer               VP
Paul A. Smith                   VP
Paulina Vakouros                VP

Name of             Underwriting    Compensation on
Principal           Discount and    Redemption or     Brokerage
Underwriter         Commissions*    Annuitization     Commission    Compensation
-----------         ------------    -------------     ----------    ------------
MetLife Investors
Distribution Company    None            None              None          None

*Fee paid by MetLife Investors USA Insurance Company for serving as underwriter.

Item 30.    Location of Accounts and Records


MetLife Investors Distribution Company, underwriter for the registrant, is located at 22 Corporate Plaza, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

MetLife Investors USA Insurance Company, the depositor for the registrant, is located at 22 Corporate Plaza , Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

MetLife Investors Group, Inc. is located at 22 Corporate Plaza , Newport
Beach, California 92660. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.


Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:

MetLife Investors USA represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MetLife Investors USA.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 12th day of October 2001.


                                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                           (Registrant)

                                    METLIFE INVESTORS USA INSURANCE COMPANY
                                           (Sponsor)


                                    By    /s/ James A. Shepherdson III
                                          --------------------------------------
                                          James A. Shepherdson III, Co-President


As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                               Title                                       Date
---------                               -----                                       ----


Gregory P. Brakovich*
---------------------------------   Co-Chairman of the Board, Co-Chief Executive   10/12/01
Gregory P. Brakovich                Officer, Co-President and Director               Date

/S/ James A. Shepherdson
---------------------------------   Co-Chairman of the Board, Co-Chief Executive   10/12/01
James A. Shepherdson III            Officer, Co-President and Director               Date

/s/ Robert Mark Brandenberger
---------------------------------   Executive Vice President, Chief Financial      10/12/01
Robert Mark Brandenberger           Officer (Principal Accounting Officer)           Date

---------------------------------   Director                                       --------
Mary Ann Brown                                                                       Date

/s/ Richard C. Pearson
---------------------------------   Director                                       10/12/01
Richard C. Pearson                                                                   Date

Anthony J. Williamson*
---------------------------------   Director                                       10/12/01
Anthony J. Williamson                                                                Date

---------------------------------   Director                                       --------
David Y. Rogers                                                                      Date

Philip D. Meserve*
---------------------------------   Director                                       10/12/01
Philip D. Meserve                                                                    Date

---------------------------------   Director                                       --------
Peter M. Schwarz                                                                     Date

Michael R. Fanning*
---------------------------------   Director                                       10/12/01
Michael R. Fanning                                                                   Date


/s/ Richard C. Pearson
-----------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)